UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number: 811-03364
EMPOWER FUNDS, INC.
(Exact name of registrant as specified in charter)
8515 E. Orchard Road, Greenwood Village, Colorado 80111
(Address of principal executive offices)
Jonathan D. Kreider
President & Chief Executive Officer
Empower Funds, Inc.
8515 E. Orchard Road
Greenwood Village, Colorado 80111
(Name and address of agent for service)
Registrant's telephone number, including area code: (866) 831-7129
Date of fiscal year end: December 31
Date of reporting period: December 31, 2023

Item 1. REPORTS TO STOCKHOLDERS
EMPOWER FUNDS, INC.
Empower Large Cap Funds (Institutional Class, Investor Class and Investor II Class)
Annual Report
December 31, 2023
This report and the financial statements attached are submitted for general information and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein is to be considered an offer of the sale of shares of the Funds. Such offering is made only by the prospectus of each Fund, which includes details as to offering price and other information.

Empower Large Cap Growth Fund
Management Discussion
The Fund’s sub-advisers are Amundi Asset Management US, Inc. (“Amundi”) and J.P. Morgan Investment Management Inc. (“JPMorgan”)
Fund Performance
For the twelve-month period ended December 31, 2023, the Fund (Investor Class shares) returned 33.57%, relative to a 42.68% return for the Russell 1000® Growth Index, the Fund’s benchmark index.
Amundi Commentary
In 2023, the Fund’s benchmark index climbed as inflation receded and a much-feared recession failed to materialize. Market breadth was extremely narrow. Two-thirds of the return of the benchmark index came from the 10 largest stocks; more than half the return came from the 5 largest stocks. Meanwhile, stocks in the highest high price-to-earnings multiple quintile of the benchmark index soared 73%. At the sector level, three sectors dominated by the mega-caps - communication services, consumer discretionary, and information technology - each returned over 50% for the year. All other sectors generated a return of 25% or less, well below the overall return of the benchmark index.
The Amundi sub-advised portion of the Fund had an underweight to the “Magnificent 7” (Apple, Amazon, Alphabet, Meta, Microsoft, Nvidia and Tesla) for risk control reasons which was a significant headwind to performance, as was the underweight in high price-to-earnings stocks due to our valuation discipline. At the sector level, the underweight to information technology (driven by the underweight to the mega-caps) significantly detracted from performance as did the overweight for stock specific reasons to energy, financials, and healthcare.
JPMorgan Commentary
The U.S. equity markets ended the year strong despite witnessing the second largest bank failure in the history of the U.S. The Federal Reserve hiked the Fed target rate to 5.25%-5.50%, the highest level in more than 22 years, to curb record high inflation. The consumer price index peaked at 6.4% in January 2023, and trended downwards to 3.1% in November 2023. Meanwhile, third quarter gross domestic product was a bright spot, rising at 4.9% annualized; the increase was primarily driven by an increase in consumer spending and inventory investment. The labor market experienced some weakness as the unemployment rate went up from 3.4% in January 2023 to 3.7% in November 2023. Business spending held up better than expected despite tighter lending standards, supported by increased spending on intellectual property with greater emphasis on building and integrating artificial intelligence capabilities. Finally, earnings forecasts for 2024 witnessed an uptick towards the end of the year as recession fears subsided.
2023 ended up being a very different year compared to 2022, practically a mirror image, in terms of sectors that drove the market and the types of companies that were rewarded. A shift in leadership kicked off in the first quarter of 2023 as the market rotated away from defensive companies that were big contributors in 2022, and into higher growth companies the strategy was less exposed to. Markets which undergo swift changes in leadership can present near-term headwinds for the strategy given its structural bias to momentum. For the JPMorgan sub-advised portion of the Fund, stock selection within healthcare and financials were the top detractors. Conversely, lack of exposure to real estate and utilities contributed to returns.
The views and opinions in this report were current as of December 31, 2023 and are subject to change at any time. They are not guarantees of performance or investment results and should not be taken as investment advice. Fund holdings are subject to change at any time. Fund returns are net of fees unless otherwise noted.

Growth of $10,000 (unaudited)
This graph compares the value of a hypothetical $10,000 investment in the Fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records) with the performance of the Fund’s benchmark index. Results include the reinvestment of all dividends and capital gains distributions. Past performance is no guarantee of future results. The graph does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance does not include any fees or expenses of variable insurance contracts, individual retirement accounts (“IRA(s)”), qualified retirement plans or college savings programs. If such fees and expenses were included, returns would be lower.
Note: Performance for the Institutional Class shares may vary due to their differing fee structure. See returns table below.
Average Annual Total Returns for the Periods Ended December 31, 2023 (unaudited)
	One Year	Five Year	Ten Year / Since Inception(a)
Institutional Class	34.03%	19.44%	14.87%
Investor Class	33.57%	19.04%	14.14%
(a) Institutional Class inception date was May 1, 2015.

Results include the reinvestment of all dividends and capital gains distributions. Past performance is no guarantee of future results. The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs. If such fees and expenses were included, returns would be lower.

Empower Large Cap Value Fund
Management Discussion
The Fund’s sub-advisers are Putnam Investment Management, LLC (“Putnam”) and T. Rowe Price Associates, Inc. (“T. Rowe Price”)
Fund Performance
For the twelve-month period ended December 31, 2023, the Fund (Investor Class shares) returned 12.28%, relative to an 11.46% return for the Russell 1000® Value Index, the Fund’s benchmark index.
Putnam Commentary
While sticky inflation and concerns about a potential recession weighed on sentiment during the year, U.S. equities posted solid gains in 2023. Throughout the period, investors closely monitored inflation data, economic growth, and central bank policy. Geopolitical concerns about the ongoing Russia-Ukraine war contributed to a risk-averse investing environment. By the fourth quarter, the growing conflict between Israel and the militant group Hamas in the Gaza Strip added to investors’ worries about the impact of war around the world.
While the Federal Reserve continued to raise rates early in the year, they took a pause on tightening at its June meeting, raised rates in July, and held them steady at meetings in September through December. Dovish comments by policymakers fueled a rally in equities.
Security selection drove the Putnam sub-advised portion of the Fund’s performance; sector allocation decisions and a small cash balance detracted somewhat. Security selection benefited most from positions in communication services, consumer discretionary, healthcare and utilities. Holdings in the industrials sector provided a modest offset. Underweights to the communication services and financials sectors, which were among top benchmark performers, weighed on relative performance. A slight overweight to consumer staples also detracted from performance.
T. Rowe Price Commentary
As measured by Russell indexes, growth stocks strongly outperformed value stocks across all market capitalizations, especially among large caps. Within the Fund’s benchmark index, only four sectors posted negative returns. Utilities, healthcare, consumer staples, and energy were the bottom performing sectors over the period.
For the T. Rowe Price sub-advised portion of the Fund, the communication services sector detracted for the period, due to an underweight allocation coupled with stock selection. Stock choices in the consumer discretionary sector also hindered relative performance. The materials sector detracted from relative returns due to stock selection. Conversely, stock selection in the industrials and business services sector contributed to relative performance. The energy sector also boosted relative performance due to favorable stock choices which contributed over the period.
The views and opinions in this report were current as of December 31, 2023 and are subject to change at any time. They are not guarantees of performance or investment results and should not be taken as investment advice. Fund holdings are subject to change at any time. Fund returns are net of fees unless otherwise noted.

Growth of $10,000 (unaudited)
This graph compares the value of a hypothetical $10,000 investment in the Fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records) with the performance of the Fund’s benchmark index. Results include the reinvestment of all dividends and capital gains distributions. Past performance is no guarantee of future results. The graph does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance does not include any fees or expenses of variable insurance contracts, individual retirement accounts (“IRA(s)”), qualified retirement plans or college savings programs. If such fees and expenses were included, returns would be lower.
Note: Performance for the Investor II Class and Institutional Class shares may vary due to their differing fee structure. See returns table below.
Average Annual Total Returns for the Periods Ended December 31, 2023 (unaudited)
	One Year	Five Year	Ten Year / Since Inception(a)(b)
Institutional Class	12.69%	12.74%	9.13%
Investor Class	12.28%	12.35%	8.38%
Investor II Class	12.51%	N/A	10.55%
(a) Institutional Class inception date was May 1, 2015.
(b) Investor II Class inception date was October 25, 2019.

Results include the reinvestment of all dividends and capital gains distributions. Past performance is no guarantee of future results. The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs. If such fees and expenses were included, returns would be lower.

Empower S&P 500® Index Fund
Management Discussion
The Fund’s sub-adviser is Irish Life Investment Managers Limited (“ILIM”)
Fund Performance
For the twelve-month period ended December 31, 2023, the Fund (Investor Class shares) returned 25.61%, relative to a 26.29% return for the S&P 500® Index, the Fund’s benchmark index.
ILIM Commentary
During the year, growth stocks as measured by the S&P 500® Growth Index outperformed value stocks as measured by the S&P 500® Value Index. Growth stocks were supported by technology-related shares, particularly the “Magnificent Seven” (Apple, Amazon, Alphabet, Meta, Microsoft, Nvidia and Tesla) while value stocks were hampered by financial and healthcare stocks.
Strong U.S. activity in January led to a rally, but this gave way to concerns over further monetary tightening from the Federal Reserve (the “Fed”) in February before the banking crises in March. The collapse of Silicon Valley Bank in the U.S. raised concerns of contagion in the global banking sector, and this spread to Credit Suisse, which was taken over by UBS later in the month. The silver lining was the swift and decisive actions of the authorities, with deposit guarantees and funding schemes launched to shore up confidence in the banking system. This sent a signal to investors that regulators and central banks were willing to aid the sector in times of distress.
Subsequent economic data proved resilient in spite of severe headwinds, including significant tightening - the Fed has raised its key rate at the fastest pace in 40 years, by 525 basis points to a range of 5.25-5.50%. The Fed also emphasized for most of 2023 that the rate would need to remain ‘higher for longer’ to get inflation down to the 2% target. However, having paused its hiking cycle amid a drop in inflation, the Fed suggested at its December meeting that rate cuts would be forthcoming in early 2024 which helped support equity markets towards the end of 2023. In addition, enthusiasm for artificial intelligence supported markets during the late spring and most of the summer months. This and better-than-expected earnings enabled U.S. technology shares to regain all of the losses experienced in 2022.
The views and opinions in this report were current as of December 31, 2023 and are subject to change at any time. They are not guarantees of performance or investment results and should not be taken as investment advice. Fund holdings are subject to change at any time. Fund returns are net of fees unless otherwise noted.

Growth of $10,000 (unaudited)
This graph compares the value of a hypothetical $10,000 investment in the Fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records) with the performance of the Fund’s benchmark index. Results include the reinvestment of all dividends and capital gains distributions. Past performance is no guarantee of future results. The graph does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance does not include any fees or expenses of variable insurance contracts, individual retirement accounts (“IRA(s)”), qualified retirement plans or college savings programs. If such fees and expenses were included, returns would be lower.
Note: Performance for the Institutional Class shares may vary due to their differing fee structure. See returns table below.
Average Annual Total Returns for the Periods Ended December 31, 2023 (unaudited)
	One Year	Five Year	Ten Year / Since Inception(a)
Institutional Class	26.00%	15.51%	11.88%
Investor Class	25.61%	15.11%	11.43%
(a) Institutional Class inception date was May 1, 2015.

Results include the reinvestment of all dividends and capital gains distributions. Past performance is no guarantee of future results. The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs. If such fees and expenses were included, returns would be lower.

Summary of Investments by Sector as of December 31, 2023 (unaudited)
Empower Large Cap Growth Fund
Sector	Percentage of Fund Investments
Technology	33.31%
Communications	25.93
Consumer, Non-cyclical	15.21
Financial	8.74
Consumer, Cyclical	8.47
Industrial	6.48
Energy	1.68
Basic Materials	0.18
Total	100.00%
Empower Large Cap Value Fund
Sector	Percentage of Fund Investments
Consumer, Non-cyclical	23.31%
Financial	23.21
Industrial	11.56
Consumer, Cyclical	9.50
Technology	9.16
Energy	8.20
Utilities	5.78
Communications	4.75
Basic Materials	4.04
Short Term Investments	0.49
Total	100.00%
Empower S&P 500® Index Fund
Sector	Percentage of Fund Investments
Technology	27.25%
Consumer, Non-cyclical	18.61
Financial	13.86
Communications	13.84
Consumer, Cyclical	8.95
Industrial	7.57
Energy	3.92
Utilities	2.28
Basic Materials	1.96
Short Term Investments	1.76
Total	100.00%

Shareholder Expense Example (unaudited)
As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
Each Fund Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (July 1, 2023 to December 31, 2023).
Actual Expenses
The first row of each Fund's table below provides information about actual account values and actual expenses. You may use the information in this row, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first row under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second row of each Fund's table below provides information about hypothetical account values and hypothetical expenses based on such Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in each Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in each Fund's table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second row of each Fund's table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Empower Large Cap Growth Fund	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	(07/01/23)	(12/31/23)	(07/01/23 – 12/31/23)
Institutional Class
Actual	$1,000.00	$1,105.28	$3.34
Hypothetical (5% return before expenses)	$1,000.00	$1,022.03	$3.21
Investor Class
Actual	$1,000.00	$1,105.02	$5.20
Hypothetical (5% return before expenses)	$1,000.00	$1,020.27	$4.99
* Expenses are equal to the Fund's annualized expense ratio of 0.63% for the Institutional Class shares and 0.98% for the Investor Class shares, multiplied by the average account value over the period, multiplied by 184/365 days to reflect the one-half year period.
Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs, if applicable. If such fees or expenses were included, returns would be lower.

Empower Large Cap Value Fund	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	(07/01/23)	(12/31/23)	(07/01/23 – 12/31/23)
Institutional Class
Actual	$1,000.00	$1,072.88	$3.13
Hypothetical (5% return before expenses)	$1,000.00	$1,022.18	$3.06
Investor Class
Actual	$1,000.00	$1,071.47	$5.01
Hypothetical (5% return before expenses)	$1,000.00	$1,020.37	$4.89
Investor II Class
Actual	$1,000.00	$1,072.55	$4.23
Hypothetical (5% return before expenses)	$1,000.00	$1,021.12	$4.13
* Expenses are equal to the Fund's annualized expense ratio of 0.60% for the Institutional Class, 0.96% for the Investor Class and 0.81% for the Investor II Class shares, multiplied by the average account value over the period, multiplied by 184/365 days to reflect the one-half year period.
Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs, if applicable. If such fees or expenses were included, returns would be lower.

Empower S&P 500® Index Fund	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	(07/01/23)	(12/31/23)	(07/01/23 – 12/31/23)
Institutional Class
Actual	$1,000.00	$1,079.36	$0.79
Hypothetical (5% return before expenses)	$1,000.00	$1,024.45	$0.77
Investor Class
Actual	$1,000.00	$1,077.43	$2.67
Hypothetical (5% return before expenses)	$1,000.00	$1,022.63	$2.60
* Expenses are equal to the Fund's annualized expense ratio of 0.15% for the Institutional Class shares and 0.51% for the Investor Class shares, multiplied by the average account value over the period, multiplied by 184/365 days to reflect the one-half year period.
Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs, if applicable. If such fees or expenses were included, returns would be lower.

EMPOWER FUNDS, INC.
EMPOWER LARGE CAP GROWTH FUND
Schedule of Investments
As of December 31, 2023
Shares		Fair Value
COMMON STOCK
Basic Materials — 0.17%
54,672	Freeport-McMoRan Inc	$ 2,327,387
Communications — 24.41%
16,487	Airbnb Inc Class A(a)	2,244,540
507,194	Alphabet Inc Class C(a)	71,478,850
576,658	Amazon.com Inc(a)	87,617,415
20,814	Arista Networks Inc(a)	4,901,905
3,288	Booking Holdings Inc(a)	11,663,260
67,405	CDW Corp	15,322,504
37,126	DoorDash Inc Class A(a)	3,671,390
18,162	FactSet Research Systems Inc	8,664,182
6,317	MercadoLibre Inc(a)	9,927,418
91,202	Meta Platforms Inc Class A(a)	32,281,860
52,448	Motorola Solutions Inc	16,420,944
34,480	Netflix Inc(a)	16,787,622
15,662	Palo Alto Networks Inc(a)	4,618,411
121,064	Shopify Inc Class A(a)	9,430,886
11,256	Spotify Technology SA(a)	2,115,115
59,450	Trade Desk Inc Class A(a)	4,278,022
359,565	Uber Technologies Inc(a)	22,138,418
73,260	Walt Disney Co	6,614,646
		330,177,388
Consumer, Cyclical — 7.98%
1,951	AutoZone Inc(a)	5,044,525
3,317	Chipotle Mexican Grill Inc(a)	7,585,846
139,776	Copart Inc(a)	6,849,024
25,810	DR Horton Inc	3,922,604
19,406	Hilton Worldwide Holdings Inc	3,533,639
27,186	Lowe's Cos Inc	6,050,244
36,624	Marriott International Inc Class A	8,259,078
15,062	O'Reilly Automotive Inc(a)	14,310,105
109,360	Ross Stores Inc	15,134,330
32,875	Starbucks Corp	3,156,329
62,637	Tesla Inc(a)	15,564,042
157,058	TJX Cos Inc	14,733,611
4,520	WW Grainger Inc	3,745,679
		107,889,056
Consumer, Non-Cyclical — 14.31%
5,833	Align Technology Inc(a)	1,598,242
6,250	Alnylam Pharmaceuticals Inc(a)	1,196,313
12,940	Block Inc(a)	1,000,909
76,770	Celsius Holdings Inc(a)	4,185,501
108,823	Colgate-Palmolive Co	8,674,281
57,239	Danaher Corp	13,241,671
126,402	Edwards Lifesciences Corp(a)	9,638,152
90,640	Eli Lilly & Co	52,835,869
2,319	Estee Lauder Cos Inc Class A	339,154
62,398	Exact Sciences Corp(a)	4,616,204
5,164	HCA Healthcare Inc	1,397,792
Shares		Fair Value
Consumer, Non-Cyclical — (continued)
46,809	Intuitive Surgical Inc(a)	$ 15,791,484
16,489	McKesson Corp	7,634,077
7,715	Moderna Inc(a)	767,257
36,589	Monster Beverage Corp(a)	2,107,892
105,931	PepsiCo Inc	17,991,321
16,303	Quanta Services Inc	3,518,187
14,152	Regeneron Pharmaceuticals Inc(a)	12,429,560
35,421	Thermo Fisher Scientific Inc	18,801,113
44,211	Verisk Analytics Inc	10,560,239
13,083	Vertex Pharmaceuticals Inc(a)	5,323,342
		193,648,560
Energy — 1.58%
16,783	Cheniere Energy Inc	2,865,026
30,733	ConocoPhillips	3,567,179
7,456	First Solar Inc(a)	1,284,520
262,236	Schlumberger NV	13,646,761
		21,363,486
Financial — 8.23%
37,833	Blackstone Inc	4,953,096
13,492	Charles Schwab Corp	928,250
124,892	Intercontinental Exchange Inc	16,039,880
112,177	Mastercard Inc Class A	47,844,611
29,521	Morgan Stanley	2,752,833
121,951	Progressive Corp	19,424,355
74,654	Visa Inc Class A	19,436,169
		111,379,194
Industrial — 6.10%
265,484	Amphenol Corp Class A	26,317,429
10,462	Deere & Co	4,183,440
79,651	Eaton Corp PLC	19,181,554
28,134	Illinois Tool Works Inc	7,369,420
25,513	Jabil Inc	3,250,356
14,572	Rockwell Automation Inc	4,524,314
27,088	Trane Technologies PLC	6,606,763
8,505	TransDigm Group Inc	8,603,658
29,696	Veralto Corp	2,442,793
		82,479,727
Technology — 31.36%
55,720	Adobe Inc(a)	33,242,552
128,983	Advanced Micro Devices Inc(a)	19,013,384
321,835	Apple Inc	61,962,893
2,842	ASML Holding NV	2,151,167
14,858	Broadcom Inc	16,585,243
39,395	Cognizant Technology Solutions Corp Class A	2,975,504
54,339	Electronic Arts Inc	7,434,119
6,894	HubSpot Inc(a)	4,002,243
39,865	Intuit Inc	24,916,821

See Notes to Financial Statements.

Annual Report - December 31, 2023

EMPOWER FUNDS, INC.
EMPOWER LARGE CAP GROWTH FUND
Schedule of Investments
As of December 31, 2023
Shares		Fair Value
Technology — (continued)
6,497	Lam Research Corp	$ 5,088,840
93,750	Microchip Technology Inc	8,454,375
322,961	Microsoft Corp	121,446,255
6,074	MongoDB Inc(a)	2,483,355
1,861	MSCI Inc	1,052,675
81,028	NVIDIA Corp	40,126,686
27,508	ON Semiconductor Corp(a)	2,297,743
98,020	Oracle Corp	10,334,249
96,206	QUALCOMM Inc	13,914,274
107,841	Salesforce Inc(a)	28,377,281
7,697	ServiceNow Inc(a)	5,437,853
16,530	Synopsys Inc(a)	8,511,462
16,055	Workday Inc Class A(a)	4,432,143
		424,241,117
TOTAL COMMON STOCK — 94.14% (Cost $950,027,194)		$1,273,505,915
TOTAL INVESTMENTS — 94.14% (Cost $950,027,194)		$1,273,505,915
OTHER ASSETS & LIABILITIES, NET — 5.86%		$ 79,297,805
TOTAL NET ASSETS — 100.00%		$1,352,803,720
(a)	Non-income producing security.
See Notes to Financial Statements.

Annual Report - December 31, 2023

EMPOWER FUNDS, INC.
EMPOWER LARGE CAP VALUE FUND
Schedule of Investments
As of December 31, 2023
Shares		Fair Value
COMMON STOCK
Basic Materials — 3.98%
165,640	CF Industries Holdings Inc	$ 13,168,380
122,225	DuPont de Nemours Inc	9,402,769
68,514	Eastman Chemical Co	6,153,927
359,876	Freeport-McMoRan Inc	15,319,921
19,281	International Flavors & Fragrances Inc	1,561,183
230,837	International Paper Co	8,344,758
63,494	PPG Industries Inc	9,495,528
		63,446,466
Communications — 4.69%
57,407	AT&T Inc	963,290
25,918	Charter Communications Inc Class A(a)	10,073,808
24,142	Cisco Systems Inc	1,219,654
221,904	Comcast Corp Class A	9,730,490
27,359	Meta Platforms Inc Class A(a)	9,683,991
622,454	News Corp Class A	15,281,246
61,154	News Corp Class B	1,572,881
81,147	T-Mobile US Inc	13,010,299
127,317	Verizon Communications Inc	4,799,851
91,476	Walt Disney Co	8,259,368
		74,594,878
Consumer, Cyclical — 8.78%
32,875	Best Buy Co Inc	2,573,455
78,942	BJ's Wholesale Club Holdings Inc(a)	5,262,274
9,702	Cummins Inc	2,324,308
13,981	Dollar General Corp	1,900,717
411,873	General Motors Co	14,794,478
54,769	Hilton Worldwide Holdings Inc	9,972,887
123,135	Kohl's Corp	3,531,512
151,999	Las Vegas Sands Corp	7,479,871
198,863	Mattel Inc(a)	3,754,534
8,893	O'Reilly Automotive Inc(a)	8,449,061
240,951	PulteGroup Inc	24,870,962
505,476	Southwest Airlines Co	14,598,147
61,196	Target Corp	8,715,534
24,600	TJX Cos Inc	2,307,726
185,006	Walmart Inc	29,166,196
		139,701,662
Consumer, Non-Cyclical — 22.99%
85,185	AbbVie Inc	13,201,120
179,607	Altria Group Inc	7,245,347
253,644	AstraZeneca PLC Sponsored ADR	17,082,924
53,938	Becton Dickinson & Co	13,151,702
10,546	Biogen Inc(a)	2,728,988
150,931	Boston Scientific Corp(a)	8,725,321
10,161	Cardinal Health Inc	1,024,229
19,878	Centene Corp(a)	1,475,146
72,218	Cigna Group	21,625,680
225,955	Coca-Cola Co	13,315,528
Shares		Fair Value
Consumer, Non-Cyclical — (continued)
61,046	Colgate-Palmolive Co	$ 4,865,977
304,539	Conagra Brands Inc	8,728,088
8,487	Constellation Brands Inc Class A	2,051,732
198,324	Corteva Inc	9,503,686
113,154	CVS Health Corp	8,934,640
36,660	Elevance Health Inc	17,287,389
49,667	GE HealthCare Technologies Inc	3,840,253
19,918	Humana Inc	9,118,660
53,745	Johnson & Johnson	8,423,991
502,688	Kenvue Inc	10,822,873
228,442	Keurig Dr Pepper Inc	7,611,687
62,286	Kimberly-Clark Corp	7,568,372
39,714	McKesson Corp	18,386,788
73,674	Medtronic PLC	6,069,264
200,196	Merck & Co Inc	21,825,368
13,374	Mondelez International Inc Class A	968,679
257,764	Pfizer Inc	7,421,026
132,022	Philip Morris International Inc	12,420,630
91,850	Procter & Gamble Co	13,459,699
22,466	Regeneron Pharmaceuticals Inc(a)	19,731,663
12,716	Sanofi ADR	632,367
129,641	Sanofi SA	12,882,757
29,105	Thermo Fisher Scientific Inc	15,448,643
117,107	Tyson Foods Inc Class A	6,294,501
28,963	United Rentals Inc	16,607,964
484,727	Viatris Inc	5,249,593
82,985	Zimmer Biomet Holdings Inc	10,099,274
		365,831,549
Energy — 8.08%
9,558	Chevron Corp	1,425,671
139,070	ConocoPhillips	16,141,855
120,118	Enbridge Inc	4,326,650
48,877	EOG Resources Inc	5,911,673
79,496	EQT Corp	3,073,315
370,948	Exxon Mobil Corp	37,087,381
42,976	Hess Corp	6,195,420
399,332	Shell PLC	13,069,212
116,401	Suncor Energy Inc	3,729,488
79,786	TC Energy Corp(b)	3,116,655
271,305	TotalEnergies SE	18,448,437
52,042	TotalEnergies SE Sponsored ADR(b)	3,506,590
77,220	Valero Energy Corp	10,038,600
72,660	Williams Cos Inc	2,530,748
		128,601,695
Financial — 22.88%
450,325	American International Group Inc	30,509,519
24,897	American Tower Corp REIT	5,374,764
126,990	Apollo Global Management Inc	11,834,198
115,449	Assured Guaranty Ltd	8,639,049

See Notes to Financial Statements.

Annual Report - December 31, 2023

EMPOWER FUNDS, INC.
EMPOWER LARGE CAP VALUE FUND
Schedule of Investments
As of December 31, 2023
Shares		Fair Value
Financial — (continued)
319,581	AXA SA	$ 10,436,361
758,670	Bank of America Corp	25,544,419
30,033	Bank of New York Mellon Corp	1,563,218
64,888	Capital One Financial Corp	8,508,114
13,498	Carlyle Group Inc	549,234
403,193	Charles Schwab Corp	27,739,679
71,218	Chubb Ltd	16,095,267
434,670	Citigroup Inc	22,359,424
372,456	Equitable Holdings Inc	12,402,785
168,145	Equity Residential REIT	10,283,748
280,173	Fifth Third Bancorp	9,663,167
179,433	Gaming & Leisure Properties Inc REIT	8,855,018
53,890	Goldman Sachs Group Inc	20,789,145
97,295	Hartford Financial Services Group Inc	7,820,572
576,802	Huntington Bancshares Inc	7,336,922
106,232	JPMorgan Chase & Co	18,070,063
108,440	Loews Corp	7,546,340
166,115	MetLife Inc	10,985,185
32,420	Morgan Stanley	3,023,165
89,817	PNC Financial Services Group Inc	13,908,163
191,611	Rayonier Inc REIT	6,401,723
59,806	State Street Corp	4,632,573
230,153	US Bancorp	9,961,022
248,126	Vornado Realty Trust REIT	7,009,559
448,645	Wells Fargo & Co	22,082,307
16,760	Welltower Inc REIT	1,511,249
366,806	Weyerhaeuser Co REIT	12,753,845
		364,189,797
Industrial — 11.40%
16,031	3M Co	1,752,509
96,834	Ball Corp	5,569,892
49,036	Boeing Co(a)	12,781,724
162,978	CRH PLC	11,271,558
64,342	FedEx Corp	16,276,596
18,215	Flowserve Corp	750,822
135,941	General Electric Co	17,350,150
52,075	Honeywell International Inc	10,920,648
154,835	Ingersoll Rand Inc	11,974,939
141,047	Johnson Controls International PLC	8,129,949
64,018	L3Harris Technologies Inc	13,483,471
24,063	Norfolk Southern Corp	5,688,012
25,046	Northrop Grumman Corp	11,725,034
116,025	RTX Corp	9,762,344
50,387	Siemens AG	9,453,051
96,463	Stanley Black & Decker Inc	9,463,020
73,506	Stericycle Inc(a)	3,642,957
27,831	TE Connectivity Ltd	3,910,256
14,884	Union Pacific Corp	3,655,808
46,067	United Parcel Service Inc Class B	7,243,115
13,144	Veralto Corp	1,081,225
Shares		Fair Value
Industrial — (continued)
160,638	Vontier Corp	$ 5,550,043
		181,437,123
Technology — 9.04%
11,689	Accenture PLC Class A	4,101,787
4,000	Advanced Micro Devices Inc(a)	589,640
52,099	Applied Materials Inc	8,443,685
63,453	Fiserv Inc(a)	8,429,096
13,900	Intel Corp	698,475
110,812	Microsoft Corp	41,669,745
34,042	NXP Semiconductors NV	7,818,767
183,215	Oracle Corp	19,316,358
275,846	QUALCOMM Inc	39,895,607
106,013	Samsung Electronics Co Ltd	6,434,656
37,681	Texas Instruments Inc	6,423,103
		143,820,919
Utilities — 5.63%
165,046	Ameren Corp	11,939,428
93,131	Constellation Energy Corp	10,886,082
211,819	Dominion Energy Inc	9,955,493
207,265	Exelon Corp	7,440,813
88,823	NextEra Energy Inc	5,395,109
57,612	NiSource Inc	1,529,599
315,829	NRG Energy Inc	16,328,359
62,533	PG&E Corp	1,127,470
75,571	Sempra	5,647,421
275,979	Southern Co	19,351,647
		89,601,421
TOTAL COMMON STOCK — 97.47% (Cost $1,240,100,381)		$1,551,225,510
CONVERTIBLE PREFERRED STOCK
Utilities — 0.07%
29,238	NextEra Energy Inc 6.93%(b)	1,114,260
TOTAL CONVERTIBLE PREFERRED STOCK — 0.07% (Cost $1,425,353)		$ 1,114,260
PREFERRED STOCK
Consumer, Cyclical — 0.59%
53,314	Dr Ing hc F Porsche AG	4,695,734
37,934	Volkswagen AG	4,675,596
TOTAL PREFERRED STOCK — 0.59% (Cost $11,487,753)		$ 9,371,330

See Notes to Financial Statements.

Annual Report - December 31, 2023

EMPOWER FUNDS, INC.
EMPOWER LARGE CAP VALUE FUND
Schedule of Investments
As of December 31, 2023
Principal Amount		Fair Value
SHORT TERM INVESTMENTS
Repurchase Agreements — 0.48%
$ 3	Undivided interest of 0.00% in a repurchase agreement (principal amount/value $7,826,153 with a maturity value of $7,830,805) with TD Securities (USA) LLC, 5.35%, dated 12/31/23 to be repurchased at $3 on 1/2/24 collateralized by various U.S. Government Agency securities, 2.50% - 7.00%, 7/1/37 - 1/1/54, with a value of $7,982,676.(c)	$ 3
1,914,785	Undivided interest of 1.59% in a repurchase agreement (principal amount/value $120,466,826 with a maturity value of $120,538,303) with RBC Capital Markets Corp, 5.34%, dated 12/31/23 to be repurchased at $1,914,785 on 1/2/24 collateralized by U.S. Treasury securities and various U.S. Government Agency securities, 0.00% - 7.50%, 1/15/24 - 12/1/53, with a value of $122,876,165.(c)	1,914,785
1,914,786	Undivided interest of 1.62% in a repurchase agreement (principal amount/value $118,664,201 with a maturity value of $118,734,608) with Citigroup Global Markets Inc, 5.34%, dated 12/31/23 to be repurchased at $1,914,786 on 1/2/24 collateralized by Government National Mortgage Association securities, 2.00% - 7.50%, 7/20/37 - 12/20/53, with a value of $121,037,485.(c)	1,914,786
Principal Amount		Fair Value
Repurchase Agreements — (continued)
$1,914,786	Undivided interest of 2.05% in a repurchase agreement (principal amount/value $93,637,100 with a maturity value of $93,692,762) with Bank of America Securities Inc, 5.35%, dated 12/31/23 to be repurchased at $1,914,786 on 1/2/24 collateralized by various U.S. Government Agency securities, 0.00% - 7.00%, 11/1/28 - 12/20/63, with a value of $95,509,842.(c)	$ 1,914,786
1,914,786	Undivided interest of 2.29% in a repurchase agreement (principal amount/value $83,874,265 with a maturity value of $83,924,030) with Bank of Montreal, 5.34%, dated 12/31/23 to be repurchased at $1,914,786 on 1/2/24 collateralized by various U.S. Government Agency securities, 4.50% - 6.50%, 12/1/38 - 12/1/53, with a value of $85,551,750.(c)	1,914,786
TOTAL SHORT TERM INVESTMENTS — 0.48% (Cost $7,659,146)		$ 7,659,146
TOTAL INVESTMENTS — 98.61% (Cost $1,260,672,633)		$1,569,370,246
OTHER ASSETS & LIABILITIES, NET — 1.39%		$ 22,080,777
TOTAL NET ASSETS — 100.00%		$1,591,451,023

(a)	Non-income producing security.
(b)	All or a portion of the security is on loan at December 31, 2023.
(c)	Collateral received for securities on loan.
ADR	American Depositary Receipt
REIT	Real Estate Investment Trust
See Notes to Financial Statements.

Annual Report - December 31, 2023

EMPOWER FUNDS, INC.
EMPOWER LARGE CAP VALUE FUND
Schedule of Investments
As of December 31, 2023
At December 31, 2023 the Fund held the following over-the-counter (OTC) forward foreign currency contracts:
Counterparty	Currency Purchased	Quantity of Currency Purchased	Currency Sold	Quantity of Currency Sold	Settlement Date	Net Unrealized Appreciation/ (Depreciation)
BB	USD	2,062,317	EUR	1,901,300	03/20/2024	$(43,631)
BB	USD	3,261,199	GBP	2,586,200	03/20/2024	(36,750)
CGM	USD	2,610,888	EUR	2,407,300	03/20/2024	(55,525)
CGM	USD	6,685,034	GBP	5,302,500	03/20/2024	(76,770)
GS	USD	2,787,954	GBP	2,211,600	03/20/2024	(32,301)
HSB	USD	9,993,960	EUR	9,213,800	03/20/2024	(211,578)
MS	USD	2,395,497	EUR	2,208,900	03/20/2024	(51,161)
MS	USD	2,546,221	GBP	2,019,200	03/20/2024	(28,684)
SSB	USD	2,394,447	EUR	2,207,800	03/20/2024	(50,992)
SSB	USD	6,590,812	GBP	5,228,500	03/20/2024	(76,626)
TD	USD	2,477,623	EUR	2,223,400	03/20/2024	14,905
UBS	USD	6,242,716	EUR	5,755,300	03/20/2024	(132,062)
					Net Depreciation	$(781,175)
Currency Abbreviations
EUR	Euro Dollar
GBP	British Pound
USD	U.S. Dollar
Counterparty Abbreviations
BB	Barclays Bank PLC
CGM	Citigroup Global Markets
GS	Goldman Sachs
HSB	HSBC Bank USA
MS	Morgan Stanley & Co LLC
SSB	State Street Bank
TD	Toronto Dominion Bank
UBS	UBS AG
See Notes to Financial Statements.

Annual Report - December 31, 2023

EMPOWER FUNDS, INC.
EMPOWER S&P 500® INDEX FUND
Schedule of Investments
As of December 31, 2023
Shares		Fair Value
COMMON STOCK
Basic Materials — 1.94%
23,632	Air Products & Chemicals Inc	$ 6,470,441
12,254	Albemarle Corp	1,770,458
10,515	Celanese Corp	1,633,716
20,598	CF Industries Holdings Inc	1,637,541
74,792	Dow Inc	4,101,593
48,462	DuPont de Nemours Inc	3,728,182
13,146	Eastman Chemical Co	1,180,774
27,219	Ecolab Inc	5,398,888
12,466	FMC Corp	785,981
152,507	Freeport-McMoRan Inc	6,492,223
27,496	International Flavors & Fragrances Inc	2,226,351
37,881	International Paper Co	1,369,398
51,906	Linde PLC	21,318,313
27,398	LyondellBasell Industries NV Class A	2,605,002
36,208	Mosaic Co	1,293,712
122,504	Newmont Corp	5,070,441
26,458	Nucor Corp	4,604,750
25,325	PPG Industries Inc	3,787,354
25,166	Sherwin-Williams Co	7,849,275
16,391	Steel Dynamics Inc	1,935,777
		85,260,170
Communications — 13.66%
45,356	Airbnb Inc Class A(a)	6,174,766
631,985	Alphabet Inc Class A(a)	88,281,985
531,867	Alphabet Inc Class C(a)	74,956,018
969,932	Amazon.com Inc(a)	147,371,467
26,676	Arista Networks Inc(a)	6,282,465
760,494	AT&T Inc	12,761,089
3,797	Booking Holdings Inc(a)	13,468,794
14,459	CDW Corp	3,286,820
10,901	Charter Communications Inc Class A(a)	4,237,001
433,495	Cisco Systems Inc	21,900,168
428,341	Comcast Corp Class A	18,782,753
80,165	Corning Inc	2,441,024
55,710	eBay Inc	2,430,070
13,758	Etsy Inc(a)	1,115,086
14,407	Expedia Group Inc(a)	2,186,838
6,359	F5 Inc(a)	1,138,134
4,056	FactSet Research Systems Inc	1,934,915
27,654	Fox Corp Class A	820,494
13,257	Fox Corp Class B	366,556
60,819	Gen Digital Inc	1,387,890
40,592	Interpublic Group of Cos Inc	1,324,923
34,679	Juniper Networks Inc	1,022,337
29,322	Match Group Inc(a)	1,070,253
236,821	Meta Platforms Inc Class A(a)	83,825,161
17,843	Motorola Solutions Inc	5,586,465
47,140	Netflix Inc(a)	22,951,524
41,282	News Corp Class A	1,013,473
12,161	News Corp Class B	312,781
20,667	Omnicom Group Inc	1,787,902
32,536	Palo Alto Networks Inc(a)	9,594,215
Shares		Fair Value
Communications — (continued)
48,487	Paramount Global Class B	$ 717,123
55,065	T-Mobile US Inc	8,828,572
217,959	Uber Technologies Inc(a)	13,419,736
9,639	VeriSign Inc(a)	1,985,248
447,215	Verizon Communications Inc	16,860,005
194,647	Walt Disney Co	17,574,677
232,145	Warner Bros Discovery Inc(a)	2,641,810
		601,840,538
Consumer, Cyclical — 8.83%
70,217	American Airlines Group Inc(a)	964,782
29,534	Aptiv PLC(a)	2,649,791
1,932	AutoZone Inc(a)	4,995,399
25,776	Bath & Body Works Inc	1,112,492
20,090	Best Buy Co Inc	1,572,645
26,197	BorgWarner Inc	939,162
22,832	Caesars Entertainment Inc(a)	1,070,364
16,881	CarMax Inc(a)	1,295,448
108,553	Carnival Corp(a)	2,012,573
2,935	Chipotle Mexican Grill Inc(a)	6,712,228
92,707	Copart Inc(a)	4,542,643
47,142	Costco Wholesale Corp	31,117,491
15,263	Cummins Inc	3,656,557
13,044	Darden Restaurants Inc	2,143,129
68,675	Delta Air Lines Inc	2,762,795
23,278	Dollar General Corp	3,164,644
22,052	Dollar Tree Inc(a)	3,132,487
3,791	Domino's Pizza Inc	1,562,764
32,635	DR Horton Inc	4,959,867
60,778	Fastenal Co	3,936,591
420,146	Ford Motor Co	5,121,580
147,226	General Motors Co	5,288,358
14,708	Genuine Parts Co	2,037,058
14,190	Hasbro Inc	724,541
27,897	Hilton Worldwide Holdings Inc	5,079,765
106,950	Home Depot Inc	37,063,523
34,949	Las Vegas Sands Corp	1,719,840
27,153	Lennar Corp Class A	4,046,883
15,452	Live Nation Entertainment Inc(a)	1,446,307
27,499	LKQ Corp	1,314,177
62,335	Lowe's Cos Inc	13,872,654
12,410	Lululemon Athletica Inc(a)	6,345,109
26,649	Marriott International Inc Class A	6,009,616
77,524	McDonald's Corp	22,986,641
28,886	MGM Resorts International	1,290,627
130,320	NIKE Inc Class B	14,148,842
46,965	Norwegian Cruise Line Holdings Ltd(a)	941,179
349	NVR Inc(a)	2,443,157
6,425	O'Reilly Automotive Inc(a)	6,104,264
55,679	PACCAR Inc	5,437,055
4,202	Pool Corp	1,675,380
23,109	PulteGroup Inc	2,385,311
4,214	Ralph Lauren Corp	607,659

See Notes to Financial Statements.

Annual Report - December 31, 2023

EMPOWER FUNDS, INC.
EMPOWER S&P 500® INDEX FUND
Schedule of Investments
As of December 31, 2023
Shares		Fair Value
Consumer, Cyclical — (continued)
35,890	Ross Stores Inc	$ 4,966,817
24,655	Royal Caribbean Cruises Ltd(a)	3,192,576
65,335	Southwest Airlines Co	1,886,875
121,844	Starbucks Corp	11,698,242
23,167	Tapestry Inc	852,777
49,099	Target Corp	6,992,680
293,748	Tesla Inc(a)	72,990,504
122,253	TJX Cos Inc	11,468,554
11,638	Tractor Supply Co	2,502,519
5,304	Ulta Beauty Inc(a)	2,598,907
35,294	United Airlines Holdings Inc(a)	1,456,230
37,985	VF Corp	714,118
75,048	Walgreens Boots Alliance Inc	1,959,503
151,822	Walmart Inc	23,934,738
6,207	Whirlpool Corp	755,826
4,770	WW Grainger Inc	3,952,851
10,107	Wynn Resorts Ltd	920,849
29,616	Yum! Brands Inc	3,869,627
		389,107,571
Consumer, Non-Cyclical — 18.37%
184,604	Abbott Laboratories	20,319,362
187,762	AbbVie Inc	29,097,478
31,053	Agilent Technologies Inc	4,317,299
7,580	Align Technology Inc(a)	2,076,920
188,779	Altria Group Inc	7,615,345
56,902	Amgen Inc	16,388,914
57,591	Archer-Daniels-Midland Co	4,159,222
43,827	Automatic Data Processing Inc	10,210,376
8,582	Avery Dennison Corp	1,734,937
52,979	Baxter International Inc	2,048,168
30,862	Becton Dickinson & Co	7,525,081
15,268	Biogen Inc(a)	3,950,900
2,155	Bio-Rad Laboratories Inc Class A(a)	695,828
16,793	Bio-Techne Corp	1,295,748
155,761	Boston Scientific Corp(a)	9,004,543
222,234	Bristol-Myers Squibb Co	11,402,827
19,696	Brown-Forman Corp Class B	1,124,642
16,243	Bunge Global SA	1,639,731
22,002	Campbell Soup Co	951,146
26,953	Cardinal Health Inc	2,716,862
19,653	Catalent Inc(a)	883,009
17,905	Cencora Inc	3,677,329
57,602	Centene Corp(a)	4,274,644
5,367	Charles River Laboratories International Inc(a)	1,268,759
25,694	Church & Dwight Co Inc	2,429,625
31,485	Cigna Group	9,428,183
9,211	Cintas Corp	5,551,101
13,418	Clorox Co	1,913,273
414,013	Coca-Cola Co	24,397,786
87,942	Colgate-Palmolive Co	7,009,857
51,477	Conagra Brands Inc	1,475,331
Shares		Fair Value
Consumer, Non-Cyclical — (continued)
16,950	Constellation Brands Inc Class A	$ 4,097,662
5,377	Cooper Cos Inc	2,034,872
74,828	Corteva Inc	3,585,758
43,910	CoStar Group Inc(a)	3,837,295
136,632	CVS Health Corp	10,788,463
69,905	Danaher Corp	16,171,823
5,903	DaVita Inc(a)	618,398
21,673	DENTSPLY SIRONA Inc	771,342
40,952	Dexcom Inc(a)	5,081,734
65,011	Edwards Lifesciences Corp(a)	4,957,089
25,068	Elevance Health Inc	11,821,066
84,826	Eli Lilly & Co	49,446,772
13,289	Equifax Inc	3,286,237
24,747	Estee Lauder Cos Inc Class A	3,619,249
7,891	FleetCor Technologies Inc(a)	2,230,075
8,466	Gartner Inc(a)	3,819,097
40,938	GE HealthCare Technologies Inc	3,165,326
62,251	General Mills Inc	4,055,030
132,549	Gilead Sciences Inc	10,737,795
27,533	Global Payments Inc	3,496,691
21,414	HCA Healthcare Inc	5,796,342
14,050	Henry Schein Inc(a)	1,063,725
15,787	Hershey Co	2,943,328
25,578	Hologic Inc(a)	1,827,548
30,449	Hormel Foods Corp	977,717
13,181	Humana Inc	6,034,394
8,890	IDEXX Laboratories Inc(a)	4,934,395
17,153	Illumina Inc(a)	2,388,384
20,096	Incyte Corp(a)	1,261,828
7,417	Insulet Corp(a)	1,609,341
37,377	Intuitive Surgical Inc(a)	12,609,505
19,480	IQVIA Holdings Inc(a)	4,507,283
11,507	J M Smucker Co	1,454,255
256,158	Johnson & Johnson	40,150,204
27,528	Kellanova	1,539,091
185,197	Kenvue Inc	3,987,291
106,338	Keurig Dr Pepper Inc	3,543,182
36,204	Kimberly-Clark Corp	4,399,148
86,234	Kraft Heinz Co	3,188,933
69,319	Kroger Co	3,168,572
9,284	Laboratory Corp of America Holdings	2,110,160
15,480	Lamb Weston Holdings Inc	1,673,233
4,067	MarketAxess Holdings Inc	1,191,021
27,108	McCormick & Co Inc	1,854,729
14,350	McKesson Corp	6,643,763
141,605	Medtronic PLC	11,665,420
269,935	Merck & Co Inc	29,428,314
35,849	Moderna Inc(a)	3,565,183
6,201	Molina Healthcare Inc(a)	2,240,483
19,787	Molson Coors Beverage Co Class B	1,211,162
144,718	Mondelez International Inc Class A	10,481,925
79,476	Monster Beverage Corp(a)	4,578,612
16,787	Moody's Corp	6,556,331

See Notes to Financial Statements.

Annual Report - December 31, 2023

EMPOWER FUNDS, INC.
EMPOWER S&P 500® INDEX FUND
Schedule of Investments
As of December 31, 2023
Shares		Fair Value
Consumer, Non-Cyclical — (continued)
113,506	PayPal Holdings Inc(a)	$ 6,970,403
146,437	PepsiCo Inc	24,870,860
600,603	Pfizer Inc	17,291,360
165,134	Philip Morris International Inc	15,535,807
250,764	Procter & Gamble Co	36,746,957
15,709	Quanta Services Inc	3,390,002
11,720	Quest Diagnostics Inc	1,615,954
11,354	Regeneron Pharmaceuticals Inc(a)	9,972,104
15,626	ResMed Inc	2,687,984
13,657	Revvity Inc	1,492,847
11,625	Robert Half Inc	1,022,070
30,346	Rollins Inc	1,325,210
34,615	S&P Global Inc	15,248,600
10,591	STERIS PLC	2,328,431
35,955	Stryker Corp	10,767,084
53,377	Sysco Corp	3,903,460
5,090	Teleflex Inc	1,269,141
41,056	Thermo Fisher Scientific Inc	21,792,114
31,086	Tyson Foods Inc Class A	1,670,872
7,343	United Rentals Inc	4,210,623
98,538	UnitedHealth Group Inc	51,877,301
6,395	Universal Health Services Inc Class B	974,854
15,427	Verisk Analytics Inc	3,684,893
27,455	Vertex Pharmaceuticals Inc(a)	11,171,165
130,320	Viatris Inc	1,411,366
6,400	Waters Corp(a)	2,107,072
7,995	West Pharmaceutical Services Inc	2,815,199
22,017	Zimmer Biomet Holdings Inc	2,679,469
48,967	Zoetis Inc	9,664,617
		809,288,621
Energy — 3.87%
33,549	APA Corp	1,203,738
106,683	Baker Hughes Co	3,646,425
188,742	Chevron Corp	28,152,757
127,387	ConocoPhillips	14,785,809
80,929	Coterra Energy Inc	2,065,308
69,110	Devon Energy Corp	3,130,683
18,706	Diamondback Energy Inc	2,900,927
14,249	Enphase Energy Inc(a)	1,882,863
61,940	EOG Resources Inc	7,491,643
37,766	EQT Corp	1,460,034
430,399	Exxon Mobil Corp	43,031,291
11,448	First Solar Inc(a)	1,972,261
94,751	Halliburton Co	3,425,249
29,545	Hess Corp	4,259,207
206,932	Kinder Morgan Inc	3,650,280
63,248	Marathon Oil Corp	1,528,072
42,534	Marathon Petroleum Corp	6,310,344
69,831	Occidental Petroleum Corp	4,169,609
62,309	ONEOK Inc	4,375,338
47,368	Phillips 66	6,306,575
24,800	Pioneer Natural Resources Co	5,577,024
Shares		Fair Value
Energy — (continued)
151,182	Schlumberger NV	$ 7,867,511
23,464	Targa Resources Corp	2,038,318
37,675	Valero Energy Corp	4,897,750
130,766	Williams Cos Inc	4,554,580
		170,683,596
Financial — 13.69%
58,009	Aflac Inc	4,785,743
16,262	Alexandria Real Estate Equities Inc REIT	2,061,534
28,047	Allstate Corp	3,926,019
61,891	American Express Co	11,594,660
75,731	American International Group Inc	5,130,775
49,589	American Tower Corp REIT	10,705,273
10,978	Ameriprise Financial Inc	4,169,774
21,581	Aon PLC Class A	6,280,503
40,100	Arch Capital Group Ltd(a)	2,978,224
22,926	Arthur J Gallagher & Co	5,155,599
5,812	Assurant Inc	979,264
14,910	AvalonBay Communities Inc REIT	2,791,450
735,426	Bank of America Corp	24,761,793
83,435	Bank of New York Mellon Corp	4,342,792
193,999	Berkshire Hathaway Inc Class B(a)	69,191,684
14,930	BlackRock Inc	12,120,174
75,502	Blackstone Inc	9,884,722
15,639	Boston Properties Inc REIT	1,097,389
24,582	Brown & Brown Inc	1,748,026
10,842	Camden Property Trust REIT	1,076,502
40,966	Capital One Financial Corp	5,371,462
11,267	Cboe Global Markets Inc	2,011,836
32,815	CBRE Group Inc Class A(a)	3,054,748
158,181	Charles Schwab Corp	10,882,853
43,694	Chubb Ltd	9,874,844
16,764	Cincinnati Financial Corp	1,734,403
204,852	Citigroup Inc	10,537,587
49,438	Citizens Financial Group Inc	1,638,375
38,269	CME Group Inc	8,059,452
13,724	Comerica Inc	765,936
46,480	Crown Castle Inc REIT	5,354,031
32,531	Digital Realty Trust Inc REIT	4,378,022
26,101	Discover Financial Services	2,933,752
9,954	Equinix Inc REIT	8,016,852
36,197	Equity Residential REIT	2,213,809
6,645	Essex Property Trust Inc REIT	1,647,561
4,720	Everest Group Ltd	1,668,898
22,230	Extra Space Storage Inc REIT	3,564,136
8,188	Federal Realty Investment Trust REIT	843,773
71,105	Fifth Third Bancorp	2,452,411
31,376	Franklin Resources Inc	934,691
9,560	Globe Life Inc	1,163,643
35,070	Goldman Sachs Group Inc	13,528,954

See Notes to Financial Statements.

Annual Report - December 31, 2023

EMPOWER FUNDS, INC.
EMPOWER S&P 500® INDEX FUND
Schedule of Investments
As of December 31, 2023
Shares		Fair Value
Financial — (continued)
32,601	Hartford Financial Services Group Inc	$ 2,620,468
58,335	Healthpeak Properties Inc REIT	1,155,033
75,476	Host Hotels & Resorts Inc REIT	1,469,518
154,626	Huntington Bancshares Inc	1,966,843
60,885	Intercontinental Exchange Inc	7,819,461
50,375	Invesco Ltd	898,690
62,223	Invitation Homes Inc REIT	2,122,426
30,763	Iron Mountain Inc REIT	2,152,795
309,142	JPMorgan Chase & Co	52,585,054
99,275	KeyCorp	1,429,560
65,560	Kimco Realty Corp REIT	1,397,084
19,904	Loews Corp	1,385,119
17,628	M&T Bank Corp	2,416,446
52,545	Marsh & McLennan Cos Inc	9,955,701
88,507	Mastercard Inc Class A	37,749,120
66,654	MetLife Inc	4,407,829
12,283	Mid-America Apartment Communities Inc REIT	1,651,572
135,723	Morgan Stanley	12,656,170
44,852	Nasdaq Inc	2,607,695
22,232	Northern Trust Corp	1,875,936
42,596	PNC Financial Services Group Inc	6,595,991
23,323	Principal Financial Group Inc	1,834,820
62,266	Progressive Corp	9,917,729
98,278	Prologis Inc REIT	13,100,457
38,337	Prudential Financial Inc	3,975,930
16,922	Public Storage REIT	5,161,210
20,001	Raymond James Financial Inc	2,230,112
74,743	Realty Income Corp REIT	4,291,743
17,906	Regency Centers Corp REIT	1,199,702
98,421	Regions Financial Corp	1,907,399
11,409	SBA Communications Corp REIT	2,894,349
34,805	Simon Property Group Inc REIT	4,964,585
34,008	State Street Corp	2,634,260
44,322	Synchrony Financial	1,692,657
23,630	T Rowe Price Group Inc	2,544,715
24,433	Travelers Cos Inc	4,654,242
143,242	Truist Financial Corp	5,288,495
32,813	UDR Inc REIT	1,256,410
165,626	US Bancorp	7,168,293
43,133	Ventas Inc REIT	2,149,749
107,195	VICI Properties Inc REIT	3,417,377
170,146	Visa Inc Class A	44,297,511
21,359	W R Berkley Corp	1,510,508
389,212	Wells Fargo & Co	19,157,015
58,340	Welltower Inc REIT	5,260,518
77,412	Weyerhaeuser Co REIT	2,691,615
11,150	Willis Towers Watson PLC	2,689,380
16,629	Zions Bancorp NA	729,514
		602,952,735
Shares		Fair Value
Industrial — 7.47%
58,720	3M Co	$ 6,419,270
12,736	A O Smith Corp	1,049,956
9,404	Allegion PLC	1,191,393
156,582	Amcor PLC	1,509,451
24,319	AMETEK Inc	4,009,960
63,450	Amphenol Corp Class A	6,289,798
7,464	Axon Enterprise Inc(a)	1,928,175
34,144	Ball Corp	1,963,963
60,318	Boeing Co(a)	15,722,490
14,359	Builders FirstSource Inc(a)	2,397,091
89,356	Carrier Global Corp	5,133,502
54,268	Caterpillar Inc	16,045,419
12,584	CH Robinson Worldwide Inc	1,087,132
213,429	CSX Corp	7,399,583
29,006	Deere & Co	11,598,629
15,115	Dover Corp	2,324,838
42,445	Eaton Corp PLC	10,221,605
60,808	Emerson Electric Co	5,918,443
15,669	Expeditors International of Washington Inc	1,993,097
24,615	FedEx Corp	6,226,857
36,760	Fortive Corp	2,706,639
16,488	Garmin Ltd	2,119,368
6,332	Generac Holdings Inc(a)	818,348
24,108	General Dynamics Corp	6,260,124
115,780	General Electric Co	14,777,001
70,631	Honeywell International Inc	14,812,027
41,764	Howmet Aerospace Inc	2,260,268
5,766	Hubbell Inc	1,896,610
4,307	Huntington Ingalls Industries Inc	1,118,269
7,932	IDEX Corp	1,722,117
29,273	Illinois Tool Works Inc	7,667,770
43,631	Ingersoll Rand Inc	3,374,422
14,541	Jabil Inc	1,852,523
13,149	Jacobs Solutions Inc	1,706,740
8,801	JB Hunt Transport Services Inc	1,757,912
72,370	Johnson Controls International PLC	4,171,407
18,833	Keysight Technologies Inc(a)	2,996,142
20,119	L3Harris Technologies Inc	4,237,464
23,842	Lockheed Martin Corp	10,806,148
6,669	Martin Marietta Materials Inc	3,327,231
23,688	Masco Corp	1,586,622
2,287	Mettler-Toledo International Inc(a)	2,774,040
6,045	Mohawk Industries Inc(a)	625,657
5,687	Nordson Corp	1,502,278
24,291	Norfolk Southern Corp	5,741,907
15,129	Northrop Grumman Corp	7,082,490
9,607	Old Dominion Freight Line Inc	3,894,005
43,800	Otis Worldwide Corp	3,918,786
9,403	Packaging Corp of America	1,531,843
13,647	Parker-Hannifin Corp	6,287,173
17,330	Pentair PLC	1,260,064
21,872	Republic Services Inc	3,606,912
12,127	Rockwell Automation Inc	3,765,191

See Notes to Financial Statements.

Annual Report - December 31, 2023

EMPOWER FUNDS, INC.
EMPOWER S&P 500® INDEX FUND
Schedule of Investments
As of December 31, 2023
Shares		Fair Value
Industrial — (continued)
154,834	RTX Corp	$ 13,027,733
5,695	Snap-on Inc	1,644,944
16,610	Stanley Black & Decker Inc	1,629,441
33,396	TE Connectivity Ltd	4,692,138
5,005	Teledyne Technologies Inc(a)	2,233,681
20,683	Textron Inc	1,663,327
24,296	Trane Technologies PLC	5,925,794
5,870	TransDigm Group Inc	5,938,092
25,978	Trimble Inc(a)	1,382,030
64,832	Union Pacific Corp	15,924,036
76,940	United Parcel Service Inc Class B	12,097,276
23,117	Veralto Corp	1,901,604
14,346	Vulcan Materials Co	3,256,685
39,211	Waste Management Inc	7,022,690
19,106	Westinghouse Air Brake Technologies Corp	2,424,551
26,826	Westrock Co	1,113,816
25,272	Xylem Inc	2,890,106
		329,164,094
Technology — 26.90%
67,103	Accenture PLC Class A	23,547,114
48,487	Adobe Inc(a)	28,927,344
171,872	Advanced Micro Devices Inc(a)	25,335,652
15,997	Akamai Technologies Inc(a)	1,893,245
53,340	Analog Devices Inc	10,591,190
9,064	ANSYS Inc(a)	3,289,144
1,560,457	Apple Inc	300,434,787
89,331	Applied Materials Inc	14,477,875
22,877	Autodesk Inc(a)	5,570,092
46,670	Broadcom Inc	52,095,387
12,335	Broadridge Financial Solutions Inc	2,537,926
28,913	Cadence Design Systems Inc(a)	7,875,034
16,788	Ceridian HCM Holding Inc(a)	1,126,811
53,135	Cognizant Technology Solutions Corp Class A	4,013,287
26,226	Electronic Arts Inc	3,587,979
6,132	EPAM Systems Inc(a)	1,823,289
2,612	Fair Isaac Corp(a)	3,040,394
63,026	Fidelity National Information Services Inc	3,785,972
64,850	Fiserv Inc(a)	8,614,674
68,732	Fortinet Inc(a)	4,022,884
134,866	Hewlett Packard Enterprise Co	2,290,025
92,089	HP Inc	2,770,958
445,510	Intel Corp	22,386,878
96,911	International Business Machines Corp	15,849,794
29,793	Intuit Inc	18,621,518
7,718	Jack Henry & Associates Inc	1,261,198
14,543	KLA Corp	8,453,846
14,179	Lam Research Corp	11,105,844
14,629	Leidos Holdings Inc	1,583,443
58,458	Microchip Technology Inc	5,271,742
Shares		Fair Value
Technology — (continued)
116,515	Micron Technology Inc	$ 9,943,390
792,951	Microsoft Corp	298,181,295
5,007	Monolithic Power Systems Inc	3,158,315
8,413	MSCI Inc	4,758,813
22,022	NetApp Inc	1,941,459
263,591	NVIDIA Corp	130,535,536
27,465	NXP Semiconductors NV	6,308,161
46,505	ON Semiconductor Corp(a)	3,884,563
169,600	Oracle Corp	17,880,928
34,135	Paychex Inc	4,065,820
5,143	Paycom Software Inc	1,063,161
12,488	PTC Inc(a)	2,184,901
10,802	Qorvo Inc(a)	1,216,413
118,717	QUALCOMM Inc	17,170,040
11,351	Roper Technologies Inc	6,188,225
103,611	Salesforce Inc(a)	27,264,199
20,182	Seagate Technology Holdings PLC	1,722,937
21,701	ServiceNow Inc(a)	15,331,539
16,976	Skyworks Solutions Inc	1,908,442
16,186	Synopsys Inc(a)	8,334,333
16,801	Take-Two Interactive Software Inc(a)	2,704,121
16,424	Teradyne Inc	1,782,332
96,587	Texas Instruments Inc	16,464,220
4,393	Tyler Technologies Inc(a)	1,836,801
34,260	Western Digital Corp(a)	1,794,196
5,479	Zebra Technologies Corp Class A(a)	1,497,575
		1,185,307,041
Utilities — 2.25%
72,957	AES Corp	1,404,422
27,164	Alliant Energy Corp	1,393,513
28,102	Ameren Corp	2,032,899
55,189	American Electric Power Co Inc	4,482,451
20,555	American Water Works Co Inc	2,713,054
15,790	Atmos Energy Corp	1,830,061
68,102	CenterPoint Energy Inc	1,945,674
31,704	CMS Energy Corp	1,841,051
37,130	Consolidated Edison Inc	3,377,716
33,917	Constellation Energy Corp	3,964,558
88,405	Dominion Energy Inc	4,155,035
21,640	DTE Energy Co	2,386,026
81,987	Duke Energy Corp	7,956,019
40,394	Edison International	2,887,767
22,676	Entergy Corp	2,294,585
25,019	Evergy Inc	1,305,992
36,921	Eversource Energy	2,278,764
106,607	Exelon Corp	3,827,191
55,521	FirstEnergy Corp	2,035,400
215,277	NextEra Energy Inc	13,075,925
44,697	NiSource Inc	1,186,705
23,719	NRG Energy Inc	1,226,272
222,461	PG&E Corp	4,010,972

See Notes to Financial Statements.

Annual Report - December 31, 2023

EMPOWER FUNDS, INC.
EMPOWER S&P 500® INDEX FUND
Schedule of Investments
As of December 31, 2023
Shares		Fair Value
Utilities — (continued)
12,190	Pinnacle West Capital Corp	$ 875,730
77,199	PPL Corp	2,092,093
53,655	Public Service Enterprise Group Inc	3,281,003
66,348	Sempra	4,958,186
116,009	Southern Co	8,134,551
32,939	WEC Energy Group Inc	2,772,476
58,326	Xcel Energy Inc	3,610,963
		99,337,054
TOTAL COMMON STOCK — 96.98% (Cost $2,579,571,673)		$4,272,941,420
Principal Amount
SHORT TERM INVESTMENTS
U.S. Treasury Bonds and Notes — 1.73%
$76,964,600	U.S. Treasury Bills(b) 5.29%, 02/22/2024	76,361,498
TOTAL SHORT TERM INVESTMENTS — 1.73% (Cost $76,361,497)		$ 76,361,498
TOTAL INVESTMENTS — 98.71% (Cost $2,655,933,170)		$4,349,302,918
OTHER ASSETS & LIABILITIES, NET — 1.29%		$ 56,619,977
TOTAL NET ASSETS — 100.00%		$4,405,922,895
(a)	Non-income producing security.
(b)	Zero coupon bond; the interest rate shown is the effective yield on date of purchase.
REIT	Real Estate Investment Trust
At December 31, 2023 the Fund held the following outstanding exchange traded futures contracts:
Description	Number of Contracts	Notional Amount (000)		Expiration Date	Fair Value and Net Unrealized Appreciation
Long
S&P 500® Emini Futures	542	USD	130,622	Mar 2024	$3,220,353
				Net Appreciation	$3,220,353
See Notes to Financial Statements.

Annual Report - December 31, 2023

EMPOWER FUNDS, INC.
Statement of Assets and Liabilities
As of December 31, 2023
	Empower Large Cap Growth Fund	Empower Large Cap Value Fund	Empower S&P 500® Index Fund
ASSETS:
Investments in securities, fair value(a)(b)	$1,273,505,915	$1,561,711,100	$4,349,302,918
Repurchase agreements, fair value(c)	-	7,659,146	-
Cash	27,347,920	28,743,918	50,464,421
Cash denominated in foreign currencies, fair value(d)	-	1,422,198	-
Cash pledged on futures contracts	-	-	6,898,736
Dividends receivable	440,486	2,522,050	3,957,156
Subscriptions receivable	52,962,308	475,863	6,238,982
Receivable for investments sold	-	4,915	-
Unrealized appreciation on forward foreign currency contracts	-	14,905	-
Total Assets	1,354,256,629	1,602,554,095	4,416,862,213
LIABILITIES:
Payable for director fees	7,018	7,018	7,018
Payable for investments purchased	-	-	5,003,583
Payable for other accrued fees	62,301	78,884	88,440
Payable for shareholder services fees	180,006	135,509	952,686
Payable to investment adviser	667,573	794,651	508,767
Payable upon return of securities loaned	-	7,659,146	-
Redemptions payable	536,011	1,631,784	4,044,849
Unrealized depreciation on forward foreign currency contracts	-	796,080	-
Variation margin on futures contracts	-	-	333,975
Total Liabilities	1,452,909	11,103,072	10,939,318
NET ASSETS	$1,352,803,720	$1,591,451,023	$4,405,922,895
NET ASSETS REPRESENTED BY:
Capital stock, $0.10 par value	$14,058,876	$18,829,485	$25,043,425
Paid-in capital in excess of par	1,012,690,865	1,266,816,289	2,680,991,928
Undistributed/accumulated earnings	326,053,979	305,805,249	1,699,887,542
NET ASSETS	$1,352,803,720	$1,591,451,023	$4,405,922,895
NET ASSETS BY CLASS
Investor Class	$619,457,337	$335,126,916	$3,294,950,222
Institutional Class	$733,346,383	$1,126,210,428	$1,110,972,673
Investor II Class	N/A	$130,113,679	N/A
CAPITAL STOCK:
Authorized
Investor Class	250,000,000	130,000,000	550,000,000
Institutional Class	400,000,000	700,000,000	650,000,000
Investor II Class	N/A	105,000,000	N/A
Issued and Outstanding
Investor Class	68,713,484	12,057,527	107,850,789
Institutional Class	71,875,275	164,809,621	142,583,463
Investor II Class	N/A	11,427,698	N/A
NET ASSET VALUE, REDEMPTION PRICE AND OFFERING PRICE PER SHARE:
Investor Class	$9.02	$27.79	$30.55
Institutional Class	$10.20	$6.83	$7.79
Investor II Class	N/A	$11.39	N/A
(a) Cost of investments	$950,027,194	$1,253,013,487	$2,655,933,170
(b) Including fair value of securities on loan	$-	$7,507,893	$-
(c) Cost of repurchase agreements	$-	$7,659,146	$-
(d) Cost of cash denominated in foreign currencies	$-	$1,376,029	$-
See Notes to Financial Statements.

Annual Report - December 31, 2023

EMPOWER FUNDS, INC.
Statement of Operations
For the fiscal year ended December 31, 2023
	Empower Large Cap Growth Fund	Empower Large Cap Value Fund	Empower S&P 500® Index Fund
INVESTMENT INCOME:
Interest	$-	$-	$1,882,100
Income from securities lending	1,490	164,150	44,163
Dividends	8,882,576	38,337,699	62,677,086
Foreign withholding tax	-	(563,172)	(16,255)
Total Income	8,884,066	37,938,677	64,587,094
EXPENSES:
Management fees	6,981,698	9,227,807	5,490,149
Shareholder services fees – Investor Class	1,815,860	1,559,154	9,538,151
Shareholder services fees – Investor II Class	-	477,141	-
Audit and tax fees	33,291	42,676	35,124
Custodian fees	39,164	61,804	41,040
Directors fees	31,396	31,396	31,396
Legal fees	9,914	9,915	9,915
Pricing fees	162	930	1,349
Registration fees	78,021	76,716	134,758
Shareholder report fees	47,875	47,707	58,100
Transfer agent fees	9,845	13,174	10,997
Other fees	18,222	19,157	23,673
Total Expenses	9,065,448	11,567,577	15,374,652
Less amount reimbursed by investment adviser - Investor II Class	-	204,566	-
Less amount waived by investment adviser	99,296	80,780	-
Net Expenses	8,966,152	11,282,231	15,374,652
NET INVESTMENT INCOME (LOSS)	(82,086)	26,656,446	49,212,442
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain on investments	43,078,718	107,766,509	302,598,643
Net realized gain on futures contracts	-	-	12,343,939
Net realized gain on forward foreign currency contracts	-	659,881	-
Net Realized Gain	43,078,718	108,426,390	314,942,582
Net change in unrealized appreciation on investments	283,203,841	51,408,063	516,714,887
Net change in unrealized appreciation on futures contracts	-	-	3,203,241
Net change in unrealized depreciation on forward foreign currency contracts	-	(610,400)	-
Net Change in Unrealized Appreciation	283,203,841	50,797,663	519,918,128
Net Realized and Unrealized Gain	326,282,559	159,224,053	834,860,710
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$326,200,473	$185,880,499	$884,073,152
See Notes to Financial Statements.

Annual Report - December 31, 2023

EMPOWER FUNDS, INC.
Statement of Changes in Net Assets
For the fiscal years ended December 31, 2023 and December 31, 2022
Empower Large Cap Growth Fund	2023	2022
OPERATIONS:
Net investment income (loss)	$(82,086)	$1,799,726
Net realized gain	43,078,718	37,719,285
Net change in unrealized appreciation (depreciation)	283,203,841	(251,466,546)
Net Increase (Decrease) in Net Assets Resulting from Operations	326,200,473	(211,947,535)
DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income and net realized gains
Investor Class	(18,480,557)	(17,909,651)
Institutional Class	(19,057,617)	(43,966,793)
From Net Investment Income and Net Realized Gains	(37,538,174)	(61,876,444)
CAPITAL SHARE TRANSACTIONS:
Shares sold
Investor Class	389,271,066	178,247,151
Institutional Class	172,638,537	138,764,255
Shares issued in reinvestment of distributions
Investor Class	18,480,557	17,909,651
Institutional Class	19,057,617	43,966,793
Shares redeemed
Investor Class	(193,343,032)	(73,274,156)
Institutional Class	(190,748,156)	(99,089,034)
Net Increase in Net Assets Resulting from Capital Share Transactions	215,356,589	206,524,660
Total Increase (Decrease) in Net Assets	504,018,888	(67,299,319)
NET ASSETS:
Beginning of year	848,784,832	916,084,151
End of year	$1,352,803,720	$848,784,832
CAPITAL SHARE TRANSACTIONS - SHARES:
Shares sold
Investor Class	50,219,309	23,795,409
Institutional Class	18,320,385	15,547,814
Shares issued in reinvestment of distributions
Investor Class	2,048,860	2,552,017
Institutional Class	1,870,146	5,520,331
Shares redeemed
Investor Class	(23,585,767)	(9,113,805)
Institutional Class	(21,093,357)	(10,994,024)
Net Increase	27,779,576	27,307,742
See Notes to Financial Statements.

Annual Report - December 31, 2023

EMPOWER FUNDS, INC.
Statement of Changes in Net Assets
For the fiscal years ended December 31, 2023 and December 31, 2022
Empower Large Cap Value Fund	2023	2022
OPERATIONS:
Net investment income	$26,656,446	$27,457,876
Net realized gain	108,426,390	107,748,715
Net change in unrealized appreciation (depreciation)	50,797,663	(197,042,527)
Net Increase (Decrease) in Net Assets Resulting from Operations	185,880,499	(61,835,936)
DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income and net realized gains
Investor Class	(7,382,428)	(11,668,635)
Institutional Class	(119,387,523)	(124,560,362)
Investor II Class	(7,963,391)	(11,654,684)
From Net Investment Income and Net Realized Gains	(134,733,342)	(147,883,681)
CAPITAL SHARE TRANSACTIONS:
Shares sold
Investor Class	258,527,247	263,298,058
Institutional Class	236,666,484	75,417,163
Investor II Class	19,248,994	30,758,056
Shares issued in reinvestment of distributions
Investor Class	7,382,428	11,668,635
Institutional Class	119,387,523	124,560,362
Investor II Class	7,963,391	11,654,684
Shares redeemed
Investor Class	(372,633,201)	(209,671,921)
Institutional Class	(170,626,294)	(286,564,117)
Investor II Class	(46,019,695)	(61,622,476)
Net Increase (Decrease) in Net Assets Resulting from Capital Share Transactions	59,896,877	(40,501,556)
Total Increase (Decrease) in Net Assets	111,044,034	(250,221,173)
NET ASSETS:
Beginning of year	1,480,406,989	1,730,628,162
End of year	$1,591,451,023	$1,480,406,989
CAPITAL SHARE TRANSACTIONS - SHARES:
Shares sold
Investor Class	10,097,605	9,994,226
Institutional Class	34,718,207	9,991,780
Investor II Class	1,743,397	2,618,809
Shares issued in reinvestment of distributions
Investor Class	266,973	466,079
Institutional Class	17,436,084	18,224,291
Investor II Class	703,734	1,085,306
Shares redeemed
Investor Class	(14,436,111)	(8,278,102)
Institutional Class	(24,360,335)	(36,899,723)
Investor II Class	(4,151,563)	(5,253,121)
Net Increase (Decrease)	22,017,991	(8,050,455)
See Notes to Financial Statements.

Annual Report - December 31, 2023

EMPOWER FUNDS, INC.
Statement of Changes in Net Assets
For the fiscal years ended December 31, 2023 and December 31, 2022
Empower S&P 500® Index Fund	2023	2022
OPERATIONS:
Net investment income	$49,212,442	$46,683,187
Net realized gain	314,942,582	65,039,893
Net change in unrealized appreciation (depreciation)	519,918,128	(901,407,086)
Net Increase (Decrease) in Net Assets Resulting from Operations	884,073,152	(789,684,006)
DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income and net realized gains
Investor Class	(162,396,800)	(32,695,000)
Institutional Class	(212,177,007)	(61,864,922)
From Net Investment Income and Net Realized Gains	(374,573,807)	(94,559,922)
CAPITAL SHARE TRANSACTIONS:
Shares sold
Investor Class	1,162,288,579	984,664,498
Class L(a)	-	44,394
Institutional Class	153,091,148	200,265,417
Shares issued in reinvestment of distributions
Investor Class	162,396,800	32,695,000
Institutional Class	212,177,007	61,864,922
Shares redeemed
Investor Class	(1,137,697,366)	(865,087,460)
Class L(a)	-	(2,251,562)
Institutional Class	(264,987,144)	(198,953,307)
Net Increase in Net Assets Resulting from Capital Share Transactions	287,269,024	213,241,902
Total Increase (Decrease) in Net Assets	796,768,369	(671,002,026)
NET ASSETS:
Beginning of year	3,609,154,526	4,280,156,552
End of year	$4,405,922,895	$3,609,154,526
CAPITAL SHARE TRANSACTIONS - SHARES:
Shares sold
Investor Class	40,365,424	36,000,789
Class L(a)	-	2,053
Institutional Class	18,323,228	23,573,090
Shares issued in reinvestment of distributions
Investor Class	5,325,461	1,287,431
Institutional Class	26,795,498	8,118,985
Shares redeemed
Investor Class	(40,467,612)	(31,530,782)
Class L(a)	-	(109,671)
Institutional Class	(31,464,646)	(23,005,872)
Net Increase	18,877,353	14,336,023
(a)	Class L ceased operations on April 22, 2022.
See Notes to Financial Statements.

Annual Report - December 31, 2023

EMPOWER FUNDS, INC.
EMPOWER LARGE CAP GROWTH FUND
Financial Highlights
Selected data for a share of capital stock of the Fund throughout the periods indicated.
		Income (Loss) from Investment Operations:			Less Distributions:
	Net asset value, beginning of year	Net investment income (loss)(a)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	Total Distributions	Net asset value, end of year	Total Return(b)(c)
Investor Class
12/31/2023	$ 6.96	(0.02)	2.36	2.34	(0.01)	(0.27)	(0.28)	$ 9.02	33.57%
12/31/2022	$ 9.90	(0.00) (d)(e)	(2.29)	(2.29)	(0.03)	(0.62)	(0.65)	$ 6.96	(23.16%)
12/31/2021	$10.24	(0.04)	2.16	2.12	(0.10)	(2.36)	(2.46)	$ 9.90	20.84%
12/31/2020	$ 9.49	(0.02) (e)	3.89	3.87	(0.27)	(2.85)	(3.12)	$10.24	41.45%
12/31/2019	$ 8.22	0.00 (d)	2.98	2.98	(0.02)	(1.69)	(1.71)	$ 9.49	36.21%
Institutional Class
12/31/2023	$ 7.83	0.01	2.65	2.66	(0.02)	(0.27)	(0.29)	$10.20	34.03%
12/31/2022	$11.01	0.03	(2.56)	(2.53)	(0.03)	(0.62)	(0.65)	$ 7.83	(22.95%)
12/31/2021	$11.13	0.00 (d)(e)	2.35	2.35	(0.11)	(2.36)	(2.47)	$11.01	21.20%
12/31/2020	$10.12	0.02	4.16	4.18	(0.32)	(2.85)	(3.17)	$11.13	41.99%
12/31/2019	$ 8.66	0.04	3.14	3.18	(0.03)	(1.69)	(1.72)	$10.12	36.78%
	Net assets, end of year (000)	Ratio of expenses to average net assets (before reimbursement and/or waiver, if applicable)	Ratio of expenses to average net assets (after reimbursement and/or waiver, if applicable)	Ratio of net investment income (loss) to average net assets (after reimbursement and/or waiver, if applicable)	Portfolio turnover rate(f)
Investor Class
12/31/2023	$619,457	1.00%	0.98%	(0.21%)	46%
12/31/2022	$278,591	1.04%	1.00%	(0.05%)	37%
12/31/2021	$225,667	1.02%	1.00%	(0.34%)	46%
12/31/2020	$179,126	1.02%	1.00%	(0.18%)	51%
12/31/2019	$165,870	1.02%	1.00%	0.03%	32%
Institutional Class
12/31/2023	$733,346	0.63%	0.63%	0.16%	46%
12/31/2022	$570,194	0.66%	0.65%	0.32%	37%
12/31/2021	$690,417	0.65%	0.65%	0.01%	46%
12/31/2020	$602,723	0.65%	0.65%	0.17%	51%
12/31/2019	$624,079	0.65%	0.65%	0.37%	32%
(a)	Per share amounts are based upon average shares outstanding.
(b)	Total return does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, the return shown would have been lower.
(c)	Total return shown net of expenses reimbursed and/or waived, if applicable. Without the expense reimbursement and/or waiver, the return shown would have been lower.
(d)	Amount was less than $0.01 per share.
(e)	The per share amount does not correspond to activity reflected in the Statement of Operations due to class specific expenses during the period.
(f)	Portfolio turnover is calculated at the Fund level.
See Notes to Financial Statements.

Annual Report - December 31, 2023

EMPOWER FUNDS, INC.
EMPOWER LARGE CAP VALUE FUND
Financial Highlights
Selected data for a share of capital stock of the Fund throughout the periods indicated.
		Income (Loss) from Investment Operations:			Less Distributions:
	Net asset value, beginning of year	Net investment income(a)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	Total Distributions	Net asset value, end of year	Total Return(b)(c)
Investor Class
12/31/2023	$25.29	0.39	2.71	3.10	(0.01)	(0.59)	(0.60)	$27.79	12.28%
12/31/2022	$27.00	0.39	(1.35)	(0.96)	(0.01)	(0.74)	(0.75)	$25.29	(3.54%)
12/31/2021	$22.06	0.32	5.39	5.71	(0.09)	(0.68)	(0.77)	$27.00	25.98%
12/31/2020	$21.65	0.36	0.42	0.78	(0.01)	(0.36)	(0.37)	$22.06	3.71%
12/31/2019	$17.97	0.44	4.27	4.71	(0.18)	(0.85)	(1.03)	$21.65	26.53%
Institutional Class
12/31/2023	$ 6.79	0.13	0.71	0.84	(0.21)	(0.59)	(0.80)	$ 6.83	12.69%
12/31/2022	$ 8.07	0.14	(0.42)	(0.28)	(0.26)	(0.74)	(1.00)	$ 6.79	(3.22%)
12/31/2021	$ 7.10	0.13	1.74	1.87	(0.22)	(0.68)	(0.90)	$ 8.07	26.47%
12/31/2020	$ 7.36	0.14	0.12	0.26	(0.16)	(0.36)	(0.52)	$ 7.10	4.05%
12/31/2019	$ 6.77	0.19	1.57	1.76	(0.32)	(0.85)	(1.17)	$ 7.36	26.92%
Investor II Class
12/31/2023	$10.77	0.18	1.15	1.33	(0.12)	(0.59)	(0.71)	$11.39	12.51%
12/31/2022	$12.14	0.19	(0.62)	(0.43)	(0.20)	(0.74)	(0.94)	$10.77	(3.41%)
12/31/2021	$10.28	0.17	2.51	2.68	(0.14)	(0.68)	(0.82)	$12.14	26.15%
12/31/2020	$10.38	0.19	0.18	0.37	(0.11)	(0.36)	(0.47)	$10.28	3.89%
12/31/2019 (d)	$10.00	0.05	0.63	0.68	(0.06)	(0.24)	(0.30)	$10.38	6.85% (e)
	Net assets, end of year (000)	Ratio of expenses to average net assets (before reimbursement and/or waiver, if applicable)	Ratio of expenses to average net assets (after reimbursement and/or waiver, if applicable)	Ratio of net investment income to average net assets (after reimbursement and/or waiver, if applicable)	Portfolio turnover rate(f)
Investor Class
12/31/2023	$ 335,127	0.98%	0.96%	1.48%	29%
12/31/2022	$ 407,971	0.98%	0.96%	1.51%	18%
12/31/2021	$ 376,625	0.99%	0.96%	1.22%	28%
12/31/2020	$ 43,774	1.05%	0.96%	1.87%	33%
12/31/2019	$ 45,553	0.87%	0.83%	2.19%	28%
Institutional Class
12/31/2023	$1,126,210	0.60%	0.60%	1.83%	29%
12/31/2022	$ 930,971	0.61%	0.61%	1.85%	18%
12/31/2021	$1,175,842	0.60%	0.60%	1.61%	28%
12/31/2020	$1,060,676	0.62%	0.61%	2.22%	33%
12/31/2019	$1,117,066	0.52%	0.51%	2.50%	28%
Investor II Class
12/31/2023	$ 130,114	0.97%	0.81%	1.62%	29%
12/31/2022	$ 141,465	0.97%	0.81%	1.64%	18%
12/31/2021	$ 178,162	0.96%	0.81%	1.39%	28%
12/31/2020	$ 154,100	0.99%	0.81%	2.02%	33%
12/31/2019 (d)	$ 166,549	1.04% (g)	0.84% (g)	2.37% (g)	28%
(a)	Per share amounts are based upon average shares outstanding.
(b)	Total return does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, the return shown would have been lower.
(c)	Total return shown net of expenses reimbursed and/or waived, if applicable. Without the expense reimbursement and/or waiver, the return shown would have been lower.
(d)	Investor II Class inception date was October 25, 2019.
(e)	Not annualized for periods less than one full year.
(f)	Portfolio turnover is calculated at the Fund level.
(g)	Annualized.
See Notes to Financial Statements.

Annual Report - December 31, 2023

EMPOWER FUNDS, INC.
EMPOWER S&P 500® INDEX FUND
Financial Highlights
Selected data for a share of capital stock of the Fund throughout the periods indicated.
		Income (Loss) from Investment Operations:			Less Distributions:
	Net asset value, beginning of year	Net investment income(a)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	Total Distributions	Net asset value, end of year	Total Return(b)(c)
Investor Class
12/31/2023	$25.61	0.35	6.19	6.54	(0.13)	(1.47)	(1.60)	$30.55	25.61%
12/31/2022	$31.84	0.31	(6.22)	(5.91)	(0.10)	(0.22)	(0.32)	$25.61	(18.55%)
12/31/2021	$26.10	0.26	7.06	7.32	(0.11)	(1.47)	(1.58)	$31.84	28.20%
12/31/2020	$24.05	0.32	3.88	4.20	(0.18)	(1.97)	(2.15)	$26.10	17.77%
12/31/2019	$19.33	0.34	5.61	5.95	(0.16)	(1.07)	(1.23)	$24.05	30.84%
Institutional Class
12/31/2023	$ 7.61	0.13	1.83	1.96	(0.31)	(1.47)	(1.78)	$ 7.79	26.00%
12/31/2022	$ 9.93	0.12	(1.94)	(1.82)	(0.28)	(0.22)	(0.50)	$ 7.61	(18.25%)
12/31/2021	$ 9.11	0.13	2.43	2.56	(0.27)	(1.47)	(1.74)	$ 9.93	28.66%
12/31/2020	$ 9.72	0.16	1.53	1.69	(0.33)	(1.97)	(2.30)	$ 9.11	18.27%
12/31/2019	$ 8.48	0.18	2.45	2.63	(0.32)	(1.07)	(1.39)	$ 9.72	31.18%
	Net assets, end of year (000)	Ratio of expenses to average net assets (before reimbursement and/or waiver, if applicable)	Ratio of expenses to average net assets (after reimbursement and/or waiver, if applicable)	Ratio of net investment income to average net assets (after reimbursement and/or waiver, if applicable)	Portfolio turnover rate(d)
Investor Class
12/31/2023	$3,294,950	0.51%	0.51%	1.21%	12%
12/31/2022	$2,628,211	0.51%	0.51%	1.14%	4%
12/31/2021	$3,083,911	0.51%	0.51%	0.88%	9%
12/31/2020	$1,700,372	0.52%	0.52%	1.31%	4%
12/31/2019	$1,455,201	0.52%	0.52%	1.50%	4%
Institutional Class
12/31/2023	$1,110,973	0.15%	0.15%	1.56%	12%
12/31/2022	$ 980,943	0.16%	0.16%	1.45%	4%
12/31/2021	$1,193,786	0.16%	0.16%	1.24%	9%
12/31/2020	$1,143,162	0.17%	0.17%	1.67%	4%
12/31/2019	$1,163,391	0.17%	0.17%	1.85%	4%
(a)	Per share amounts are based upon average shares outstanding.
(b)	Total return does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, the return shown would have been lower.
(c)	Total return shown net of expenses reimbursed and/or waived, if applicable. Without the expense reimbursement and/or waiver, the return shown would have been lower.
(d)	Portfolio turnover is calculated at the Fund level.
See Notes to Financial Statements.

Annual Report - December 31, 2023

EMPOWER FUNDS, INC.
Notes to Financial Statements

1.  ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES
Empower Funds, Inc. (Empower Funds), a Maryland corporation, was organized on December 7, 1981 and is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company.  Empower Funds presently consists of forty-five funds. Interests in the Empower Large Cap Growth Fund, Empower Large Cap Value Fund, and Empower S&P 500® Index Fund (each a Fund, collectively the Funds) are included herein. Each Fund is diversified as defined in the 1940 Act. The Funds are available as an investment option to insurance company separate accounts for certain variable annuity contracts and variable life insurance policies, to individual retirement account custodians or trustees, to plan sponsors of qualified retirement plans, to college savings programs, and to asset allocation funds that are a series of Empower Funds.
Investment Objectives
Empower Large Cap Growth Fund- seeks long-term growth of capital
Empower Large Cap Value Fund- seeks capital growth and current income
Empower S&P 500® Index Fund- seeks investment results that track the total return of the common stocks that comprise the Standard & Poor's ("S&P") 500® Index
The Funds each offer two share classes referred to as Investor Class and Institutional Class shares except the Empower Large Cap Value Fund. The Empower Large Cap Value Fund  offers three share classes, referred to as Investor Class, Investor II Class and Institutional Class shares. Investor II Class shares were closed to new permitted accounts on October 25, 2019. All shares of each Fund represent an equal pro  rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, expenses (other than those attributable to a specific class) and realized and unrealized gains and losses are allocated daily to each class of shares based on the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against operations of that class. Expenses incurred by Empower Funds, which are not Fund specific, are allocated based on relative net assets or other appropriate allocation methods.
The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. Each Fund is also an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board ("FASB") Accounting Standards Codification Topic 946, Financial Services - Investment Companies. The following is a summary of the significant accounting policies of the Funds.
Security Valuation
The board of directors of Empower Funds (Board of Directors) has adopted policies and procedures for the valuation of each Fund's securities and assets, and has appointed the Fair Value Pricing Committee of the investment adviser,  Empower Capital Management, LLC (ECM or the Adviser), to complete valuation determinations under those policies and procedures.  Pursuant to Rule 2a-5 under the 1940 Act, the Board of Directors approved the Adviser as the Funds' valuation designee to make all fair value determinations with respect to the Funds' investments, subject to oversight by the Board of Directors.
Each Fund generally value their securities based on market prices determined at the close of regular trading on the New York Stock Exchange (NYSE) on each day the NYSE is open for trading. The net asset value (NAV) of each class of a Fund's shares is determined by dividing the net assets attributable to each class of shares of the Fund by the number of issued and outstanding shares of each class of the Fund on each valuation date.

Annual Report - December 31, 2023

For securities that are traded on only one exchange, the last sale price as of the close of business of that exchange will be used. If the closing price is not available, the current bid as of the close of business will be used. For securities traded on more than one exchange, or upon one or more exchanges and in the over-the-counter (OTC) market, the last sale price as of the close of business on the market which the security is traded most extensively will be used. If the closing price is not available, the current bid as of the close of business will be used. For securities that principally trade on the NASDAQ National Market System, the NASDAQ official closing price will be used.
For private equity securities that are not traded on an exchange, an appropriate source, which may include the use of an internally developed or approved valuation model, a different external pricing vendor, or sourcing a price from a broker will be used. Valuation of these securities will be reviewed regularly by the Fair Value Pricing Committee.
Short term securities purchased with less than 60 days remaining until maturity and all U.S. Treasury Bills are valued on the basis of amortized cost, which has been determined to approximate fair value. Short term securities purchased with more than 60 days remaining until maturity are valued using pricing services, or in the event a price is not available from a pricing service, may be priced using other methodologies approved by the Board of Directors, including model pricing or pricing on the basis of quotations from brokers or dealers, and will continue to be priced until final maturity.
Foreign equity securities are generally valued using an adjusted systematic fair value price from an independent pricing service. Foreign exchange rates are determined at a time that corresponds to the closing of the NYSE.
For derivatives that are traded on an exchange, the last sale price as of the close of business of the exchange will be used.  For derivatives traded OTC, independent pricing services will be utilized when possible.  If a price cannot be located from the primary source, other appropriate sources, which may include the use of an internally developed valuation model, another external pricing vendor or sourcing a price from a broker, may be used.
Independent pricing services are approved by the Board of Directors and are utilized for all investment types when available. In some instances valuations from independent pricing services are not available or do not reflect events in the market between the time the market closed and the valuation time and therefore fair valuation procedures are implemented. The fair value for some securities may be obtained from pricing services or other pricing sources. The inputs used by the pricing services are reviewed quarterly or when the pricing vendor issues updates to its pricing methodologies. Broker quotes are analyzed through an internal review process, which includes a review of known market conditions and other relevant data. Developments that might trigger fair value pricing could be natural disasters, government actions or fluctuations in domestic and foreign markets.
The following table provides examples of the inputs that are commonly used for valuing particular classes of securities. These classifications are not exclusive, and any inputs may be used to value any other security class.
Class	Inputs
Common Stock	Exchange traded close price, bids, evaluated bids, open and close price of the local exchange, exchange rates, fair values based on significant market movement and various index data
Convertible Preferred Stock, Preferred Stock	Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications. Inputs also may include exchange prices
Short Term Investments	Maturity date, credit quality and interest rates
Futures Contracts	Exchange traded close price
Forward Foreign Currency Contracts	Foreign currency spot and forward rates
The Funds classify their valuations into three levels based upon the observability of inputs to the valuation of each Fund’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. Classification is based on the lowest level of input significant to the fair value measurement. The three levels are defined as follows:
Level 1 – Unadjusted quoted prices for identical securities in active markets.
Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly.  These may include quoted prices for similar assets in active markets.

Annual Report - December 31, 2023

Level 3 – Unobservable inputs to the extent observable inputs are not available and may include prices obtained from single broker quotes.  Unobservable inputs reflect a Fund’s own assumptions and would be based on the best information available under the circumstances.
As of December 31, 2023, the inputs used to value the investments of the Empower Large Cap Value Fund are detailed in the following table. More information regarding the sector classifications, as applicable, are included in the Schedule of Investments. For the remaining Funds, all the investments were valued using Level 1 inputs, except for Short Term Investments, which were valued using Level 2 inputs.
Empower Large Cap Value Fund
	Level 1	Level 2	Level 3	Total
Assets
Investments, at fair value:
Common Stock
Basic Materials	$ 63,446,466	$ —	$ —	$ 63,446,466
Communications	74,594,878	—	—	74,594,878
Consumer, Cyclical	139,701,662	—	—	139,701,662
Consumer, Non-cyclical	352,948,792	12,882,757	—	365,831,549
Energy	97,084,046	31,517,649	—	128,601,695
Financial	353,753,436	10,436,361	—	364,189,797
Industrial	171,984,072	9,453,051	—	181,437,123
Technology	137,386,263	6,434,656	—	143,820,919
Utilities	89,601,421	—	—	89,601,421
	1,480,501,036	70,724,474	—	1,551,225,510
Convertible Preferred Stock	—	1,114,260	—	1,114,260
Preferred Stock	—	9,371,330	—	9,371,330
Short Term Investments	—	7,659,146	—	7,659,146
Total investments, at fair value:	1,480,501,036	88,869,210	—	1,569,370,246
Other Financial Investments:
Forward Foreign Currency Contracts(a)	—	14,905	—	14,905
Total Assets	$ 1,480,501,036	$ 88,884,115	$ —	$ 1,569,385,151
Liabilities
Other Financial Investments:
Forward Foreign Currency Contracts(a)	—	(796,080)	—	(796,080)
Total Liabilities	$ 0	$ (796,080)	$ —	$ (796,080)
(a)	Forward Foreign Currency Contracts are reported at the security’s unrealized appreciation/(depreciation), which represents the change in the contract’s value from trade date
Repurchase Agreements
A Fund may engage in repurchase agreement transactions with institutions that the Funds’ investment adviser has determined are creditworthy. A Fund that engages in repurchase agreement transactions will purchase securities at a specified price with an agreement to sell the securities to the same counterparty at a specified time, price and interest rate. The Funds' custodian and/or securities lending agent receives delivery of the underlying securities collateralizing a repurchase agreement. Collateral is at least equal to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays or restrictions upon a Fund's ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.
Foreign Currency Translations and Transactions
The accounting records of the Funds are maintained in U.S. dollars.  Investment securities, and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the current exchange rate.  Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the exchange rate on the dates of the transactions.

Annual Report - December 31, 2023

The Fund(s) do not isolate the portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held.  Such fluctuations are included with the net realized and unrealized gain or loss.
Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded by the Fund(s) and the U.S. dollar equivalent of the amounts actually received or paid.  Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.  These gains and losses are included in net realized gain or loss and change in net unrealized appreciation or depreciation on the Statement of Operations.
Security Transactions
Security transactions are accounted for on the date the security is purchased or sold (trade date).  Realized gains and losses from investments sold are determined on a specific lot selection.  Dividend income for a Fund is accrued as of the ex-dividend date and interest income, including amortization of discounts and premiums, is recorded daily.
Federal Income Taxes and Distributions to Shareholders
Each Fund intends to comply with provisions under Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its net taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders.  Therefore, no provision of federal income or excise tax is required.  Each Fund files income tax returns in U.S. federal and applicable state jurisdictions.  The statute of limitations on each Fund’s tax return filings generally remains open for the three preceding fiscal reporting period ends.  State tax returns may remain open for an additional fiscal year.
Distributions to shareholders from net investment income of a Fund, if any, are declared and paid semi-annually.  Capital gain distributions of a Fund, if any, are declared and paid at least annually. Distributions are reinvested in additional shares of a Fund at net asset value and are declared separately for each class.  Distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles.
The tax character of distributions paid during the years ended December 31, 2023 and 2022 were as follows:
Empower Large Cap Growth Fund
	2023	2022
Ordinary income	$1,169,305	$2,823,633
Long-term capital gain	36,368,869	59,052,811
	$37,538,174	$61,876,444
Empower Large Cap Value Fund
	2023	2022
Ordinary income	$27,318,829	$35,064,530
Long-term capital gain	107,414,513	112,819,151
	$134,733,342	$147,883,681
Empower S&P 500® Index Fund
	2023	2022
Ordinary income	$48,936,869	$45,015,672
Long-term capital gain	325,636,938	49,544,250
	$374,573,807	$94,559,922
Net investment income (loss) and net realized gain (loss) for federal income tax purposes may differ from those reported on the financial statements because of temporary and permanent book-tax basis differences. Book-tax differences may include but are not limited to the following: wash sales, distribution adjustments, adjustments to the accounting treatment of partnerships, adjustments for real estate investment trusts and foreign currency reclassifications.

Annual Report - December 31, 2023

Capital accounts within the financial statements are adjusted for permanent book-tax differences, and are not adjusted for temporary book-tax differences which will reverse in a subsequent period. Accordingly, the Funds have reclassified the below amounts between Undistributed/accumulated earnings to Paid-in Capital for December 31, 2023. Net assets of each Fund were unaffected by the reclassifications.
	Paid-in Capital	Undistributed Net Investment Income	Accumulated Net Realized Gain
Empower Large Cap Growth Fund	$(82,086)	$1,088,982	$(1,006,896)
Empower Large Cap Value Fund	—	8,817,299	(8,817,299)
Empower S&P 500® Index Fund	—	(390,991)	390,991
The tax components of capital shown in the following tables represent distribution requirements each Fund must satisfy under the income tax regulations, losses each Fund may be able to offset against income and gains realized in future years and unrealized appreciation or depreciation for federal income tax purposes.  At December 31, 2023, the components of distributable earnings on a tax basis were as follows:
Empower Large Cap Growth Fund
Undistributed net investment income	$—
Undistributed long-term capital gains	8,927,368
Capital loss carryforwards	—
Post-October losses	—
Net unrealized appreciation	317,126,611
Tax composition of capital	$326,053,979
Empower Large Cap Value Fund
Undistributed net investment income	$5,728,093
Undistributed long-term capital gains	—
Capital loss carryforwards	—
Post-October losses	—
Net unrealized appreciation	300,077,156
Tax composition of capital	$305,805,249
Empower S&P 500® Index Fund
Undistributed net investment income	$7,047,526
Undistributed long-term capital gains	11,220,170
Capital loss carryforwards	—
Post-October losses	—
Net unrealized appreciation	1,681,619,846
Tax composition of capital	$1,699,887,542
The aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation for federal income tax purposes as of December 31, 2023 were as follows:
	Federal Tax Cost of Investments	Gross Unrealized Appreciation on Investments	Gross Unrealized Depreciation on Investments	Net Unrealized Appreciation on Investments
Empower Large Cap Growth Fund	$956,379,304	$325,780,868	$(8,654,257)	$317,126,611
Empower Large Cap Value Fund	1,268,511,915	356,477,132	(56,399,976)	300,077,156
Empower S&P 500® Index Fund	2,670,903,425	1,843,894,092	(162,274,246)	1,681,619,846
2.  DERIVATIVE FINANCIAL INSTRUMENTS
Each Fund's investment objective allows it to enter into various types of derivative contracts as outlined in the Fund's prospectus.
In pursuit of its investment objective, each Fund may seek to use derivatives to increase or decrease its exposure to the following market risks:

Annual Report - December 31, 2023

Equity Risk - The risk that relates to the change in value of equity securities as they relate to increases or decreases in the general market.
Foreign Exchange Risk - The risk that adverse fluctuations in exchange rates between the U.S. dollar and other currencies may cause a Fund to lose money on investments denominated in foreign currencies.
These Funds may be exposed to additional risks from investing in derivatives, such as liquidity and counterparty credit risk.  Liquidity risk is the risk that the Fund will be unable to sell or close out the derivative in the open market in a timely manner.  Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligations to the Fund. Investing in derivatives may also involve greater risks than investing directly in the underlying assets, such as losses in excess of any initial investment and collateral received.  In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.
These Funds may be subject to enforceable master netting agreements, or netting arrangements, with certain counterparties.  These agreements govern the terms of certain transactions, and reduce the counterparty risk associated with relevant transactions by specifying offsetting mechanisms and collateral posting arrangements, if any, at pre-arranged exposure levels.  Collateral or margin requirements, if any, are set by the broker or exchange clearing house for exchanged traded derivatives while collateral terms are contract specific for OTC traded derivatives.
Derivative counterparty credit risk is managed through an evaluation of the creditworthiness of all potential counterparties. These Funds attempt to reduce their exposure to counterparty credit risk on OTC derivatives, whenever possible, by entering into International Swaps and Derivatives Association (ISDA) master agreements with certain counterparties. These agreements contain various provisions, including but not limited to collateral requirements (if any), events of default, or early termination. OTC derivative assets and liabilities are presented gross and not offset in the Statement of Assets and Liabilities. Early termination by the counterparty may result in an immediate payment by these Funds of any net liability owed to that counterparty under the ISDA agreement. As of December 31, 2023, the Empower Large Cap Value Fund and Empower S&P 500® Index Fund were subject to enforceable master netting agreements or netting arrangements and entered into ISDA master agreements with certain counterparties.
Futures Contracts
The Funds may use futures to equitize cash. A futures contract is an agreement between two parties to buy or sell a specified underlying investment for a fixed price at a specified future date. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange. The use of futures contracts may involve risks such as the possibility of illiquid markets or imperfect correlation between the value of the contracts and the underlying securities that comprise the index, or that the clearinghouse will fail to perform its obligations.
Futures contracts are reported in a table following the Schedule of Investments.  Upon entering into a futures contract, this Fund is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount (initial margin deposit).  Receipts or payments, known as variation margin, are made or received by this Fund each day, depending on the daily fluctuations in the fair value of the underlying security. This is recorded as variation margin on futures contracts on the Statement of Assets and Liabilities.  When this Fund enters into a closing transaction, it will realize, for book purposes, a gain or loss equal to the difference between the value of the futures contract at the time it was opened or purchased and its value at the time it was closed, and is reflected in net realized gain or loss on the Statement of Operations.
Forward Foreign Currency Contracts
A Fund may enter into OTC forward foreign currency contracts (forward contracts) primarily to capture potential returns from changes in currency exchange rates or to reduce the risk of undesired currency exposure.  A forward contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated rate.
Forward contracts are reported in a table following the Schedule of Investments.  The unrealized appreciation or depreciation is reported on the Statement of Assets and Liabilities and on the Statement of Operations within the net change in unrealized appreciation or depreciation.  Upon the closing of such contract the difference between the U.S. dollar cost of the original contract and the value of the foreign currency in U.S. dollars is recorded as net realized gain or loss on the Statement of Operations. As of Empower Large Cap Value Fund utilized OTC forward foreign currency contracts.

Annual Report - December 31, 2023

The following tables represent the average month-end volume of each Fund’s derivative transactions, if any, during the reporting period:
Empower Large Cap Value Fund
Forward Currency Exchange Contracts:
Average notional amount	$62,246,968
Empower S&P 500® Index Fund
Futures Contracts:
Average long contracts	329
Average notional long	$71,030,970
Derivative Financial Instruments Categorized by Risk Exposure
Valuation of derivative investments as of December 31, 2023 is as follows:
Empower Large Cap Value Fund
	Asset Derivatives		Liability Derivatives
Risk Exposure	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value
Foreign exchange contracts (forwards)	Unrealized appreciation on forward foreign currency contracts	$14,905	Unrealized depreciation on forward foreign currency contracts	$(796,080)
Empower S&P 500® Index Fund
Asset Derivatives
Risk Exposure	Statement of Assets and Liabilities Location	Fair Value
Equity contracts (futures contracts)	Net unrealized appreciation on futures contracts	$3,220,353 (a)
(a)	Includes cumulative appreciation of futures contracts as reported in the Fund’s Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
The effect of derivative investments for the year ended December 31, 2023 is as follows:
Empower Large Cap Value Fund
	Realized Gain or (Loss)		Change in Unrealized Appreciation or (Depreciation)
Risk Exposure	Statement of Operations Location		Statement of Operations Location
Foreign exchange contracts (forwards)	Net realized gain on forward foreign currency contracts	$659,881	Net change in unrealized depreciation on forward foreign currency contracts	$(610,400)
Empower S&P 500® Index Fund
	Realized Gain or (Loss)		Change in Unrealized Appreciation or (Depreciation)
Risk Exposure	Statement of Operations Location		Statement of Operations Location
Equity contracts (futures contracts)	Net realized gain on futures contracts	$12,343,939	Net change in unrealized appreciation on futures contracts	$3,203,241

Annual Report - December 31, 2023

3.  OFFSETTING ASSETS AND LIABILITIES
The Empower Large Cap Value Fund may enter into derivative transactions with several approved counterparties. Certain transactions are effected under agreements which include master netting arrangements which provide for the netting of payment obligations and/or netting in situations of counterparty default. The following table summarizes this Fund's financial investments that are subject to an enforceable master netting arrangement at December 31, 2023.
Empower Large Cap Value Fund
Investments:	Gross Amount Presented in the Statement of Assets and Liabilities(a)	Financial Instruments Available for Offset	Financial Instruments Collateral Received	Cash Collateral Pledged (Received)	Net Amount
Derivative Assets (forward contracts)	$ 14,905	$—	$—	$—	$ 14,905
Derivative Liabilities (forward contracts)	$(796,080)	$—	$—	$—	$(796,080)
(a) OTC derivatives are reported gross on the Statement of Assets and Liabilities.

4.  INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES
Empower Funds entered into an investment advisory agreement with ECM, a wholly-owned subsidiary of Empower Annuity Insurance Company of America (Empower of America) as of December 31, 2023. As compensation for its services to Empower Funds, the Adviser receives the below monthly compensation at the described annual rate of each Fund’s average daily net assets. Certain administration and accounting services fees for each Fund are included in the investment advisory agreement.
Fund Name	Annual Advisory Rate
Empower Large Cap Growth Fund(a)	0.62% up to $1 billion dollars
0.57% over $1 billion dollars
0.52% over $2 billion dollars
Empower Large Cap Value Fund	0.61% up to $1 billion dollars
0.56% over $1 billion dollars
0.51% over $2 billion dollars
Empower S&P 500® Index Fund	0.21% up to $1 billion dollars
0.16% over $1 billion dollars
0.11% over $2 billion dollars
0.09% over $3 billion dollars

(a)Prior to April 28th, 2023, the Empower Large Cap Growth Fund annual advisory rate was  0.64% up to $1 billion dollars, 0.59% over $1 billion dollars and 0.54% over $2 billion dollars.
The Adviser contractually agreed to waive fees or reimburse expenses that exceed the annual rate, shown in the table below, of each Fund’s average daily net assets attributable to each Class, including management fees and expenses paid directly by each Fund, excluding shareholder service fees, distribution fees (if applicable) and certain extraordinary expenses (the “Expense Limit”).  The agreement's current term ends on April 30, 2024 and automatically renews for one-year unless terminated upon written notice within 90 days of the end of the current term or upon termination of the investment advisory agreement. The amount waived or reimbursed, if any, is reflected in the Statement of Operations.

Annual Report - December 31, 2023

Fund Name	Expense Limit Annual Rate
Empower Large Cap Growth Fund(a)	0.63%
Empower Large Cap Value Fund	0.61%
Empower S&P 500® Index Fund	0.23%

(a) Prior to April 28th, 2023, the Empower Large Cap Growth Fund expense limit annual rate was 0.65%.
The Adviser contractually agreed to permanently reimburse expenses and/or pay the Empower Large Cap Value Fund if expenses of the Investor II Class exceed 0.81% of the Class’s average daily net assets ("Expense Cap"). Under the terms of the expense limitation agreement, the Expense Cap survives the termination of the expense limitation agreement. It may be terminated only upon termination of the Empower Large Cap Value Fund’s advisory agreement with ECM or by the Board of Empower Funds. The amount reimbursed, if any, is reflected in the Statement of Operations.
The Adviser is permitted upon approval by the Board of Directors to recoup amounts waived or reimbursed by each Fund in future periods, not exceeding three years following the particular waiver/reimbursement, provided the total annual operating expenses of each Class of each Fund plus such recoupment do not exceed the lesser of the Expense Limit that was in place at the time of the waiver/reimbursement or the Expense Limit in place at the time of recoupment. At December 31, 2023, the amounts subject to recoupment were as follows:
Empower Large Cap Growth Fund
Expires December 31, 2024	Expires December 31, 2025	Expires December 31, 2026	Recoupment of Past Reimbursed Fees by the Adviser
$71,480	$138,651	$99,296	$0
Empower Large Cap Value Fund
Expires December 31, 2024	Expires December 31, 2025	Expires December 31, 2026	Recoupment of Past Reimbursed Fees by the Adviser
$61,237	$115,416	$80,780	$0
Empower S&P 500® Index Fund
Expires December 31, 2024	Expires December 31, 2025	Expires December 31, 2026	Recoupment of Past Reimbursed Fees by the Adviser
$1,708	$1,186	$0	$0
The Adviser and Empower Funds entered into a sub-advisory agreement with and is responsible for compensating the Sub-Advisers below for their services:
Empower Large Cap Growth Fund - Amundi Asset Management US, Inc and J.P. Morgan Investment Management, Inc.
Empower Large Cap Value Fund - Putnam Investment Management, LLC (Putnam), was an affiliate of the Adviser and Empower of America through December 31, 2023, and T. Rowe Price Associates, Inc. Putnam receives a monthly compensation for its services at the annual rate of 0.40% of the average daily net asset value on the first $100 million of assets, 0.35% on the next $150 million of assets, and 0.25% on all assets over $250 million on the portion of the Fund Putnam manages.
Empower S&P 500® Index Fund - Irish Life Investment Managers Limited (ILIM), an affiliate of the Adviser and Empower of America. ILIM receives a monthly compensation for its services at the annual rate of 0.0075% of the Fund’s net assets.

Annual Report - December 31, 2023

Empower Funds entered into a shareholder services agreement with Empower, LLC (Empower), an affiliate of ECM and subsidiary of Empower of America. Pursuant to the shareholder services agreement, Empower provides various recordkeeping, administrative and shareholder services to shareholders and receives from the Investor Class shares of each Fund and Investor II Class shares of the Empower Large Cap Value Fund, a fee equal to 0.35% of the average daily net asset value of the applicable share class.
Empower Financial Services, Inc. (the Distributor), is a wholly-owned subsidiary of Empower of America and the principal underwriter to distribute and market each Fund.
Certain officers of Empower Funds are also directors and/or officers of Empower of America or its subsidiaries. No officer or interested director of Empower Funds receives any compensation directly from Empower Funds.  The total compensation paid to the independent directors with respect to all forty-five funds for which they serve as directors was $1,223,500 for the fiscal year ended December 31, 2023.
5.  PURCHASES & SALES OF INVESTMENTS
For the year ended December 31, 2023, the aggregate cost of purchases and proceeds from sales of investments, excluding all U.S. Government securities and short-term securities, were as follows:
	Purchases	Sales
Empower Large Cap Growth Fund	$642,067,311	$498,096,877
Empower Large Cap Value Fund	438,383,041	488,768,195
Empower S&P 500® Index Fund	431,375,404	547,545,165
For the same period, there were no purchases or sales of long-term U.S. Government securities.
6.  SECURITIES LOANED
Each Fund has entered into a securities lending agreement with its custodian as securities lending agent. Under the terms of the agreement each Fund receives income after deductions of other amounts payable to the securities lending agent or to the borrower from lending transactions. In exchange for such fees, the securities lending agent is authorized to loan securities on behalf of each Fund against receipt of cash collateral at least equal in value at all times to the value of the securities loaned plus accrued interest. The fair value of the loaned securities is determined daily at the close of business of each Fund and necessary collateral adjustments are made between such Fund and its counterparties on the next business day through the delivery or receipt of additional collateral. Each Fund also continues to receive interest or dividends on the securities loaned. Cash collateral is invested in securities approved by the Board of Directors. Each Fund bears the risk of any deficiency in the amount of collateral available for return to a borrower due to a loss in an approved investment.
Collateral was invested in Repurchase Agreements collateralized by U.S. Government or U.S. Government Agency securities. The Repurchase Agreements can be jointly purchased with other lending agent clients and in the event of a default by the counterparty, all lending agent clients would share ratably in the collateral. As of December 31, 2023, each Fund's securities on loan value and collateral received, as reported on the Statement of Assets and Liabilities, were as follows:
	Market Value	Collateral Received
Empower Large Cap Growth Fund	$-	$-
Empower Large Cap Value Fund	7,507,893	7,659,146
Empower S&P 500® Index Fund	-	-

Under the securities lending agreement, the collateral pledged is, by definition, the securities loaned against the cash borrowed.  The following tables summarizes the cash collateral liability under the securities lending agreement by class of securities loaned as of December 31, 2023.  Additional information regarding each Fund's securities on loan is included in the Schedule of Investments.

Annual Report - December 31, 2023

Empower Large Cap Value Fund	Total (a)
Common Stocks	$6,523,055
Convertible Preferred Stock	1,136,091
Total secured borrowings	$7,659,146
(a)	The remaining contractual maturity of the secured borrowing related to each class of collateral is overnight and continuous.
7.  INDEMNIFICATIONS
The Funds' organizational documents provide current and former officers and directors with a limited indemnification against liabilities arising in connection with the performance of their duties to the Funds.  In the normal course of business, a Fund may also enter into contracts that provide general indemnifications.  A Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund.  The risk of material loss from such claims is considered remote.
8.  SUBSEQUENT EVENTS
Effective January 1, 2024, Putnam is no longer an affiliate of ECM or Empower of America.
Effective January 12, 2024, the Federal Income Taxes and Distributions to Shareholders section was amended and distributions to shareholders from net investment income of each Fund, if any, are declared and paid annually.
Management has reviewed all events subsequent to December 31, 2023, including the estimates inherent in the process of preparing these financial statements, through the date the financial statements were issued. No subsequent events requiring adjustment or disclosure have occurred other than what is disclosed above.

Annual Report - December 31, 2023

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
To the Shareholders and the Board of Directors of Empower Funds, Inc.
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of the Empower Large Cap Growth Fund, Empower Large Cap Value Fund, and Empower S&P 500® Index Fund (the “Funds”), three of the funds comprising Empower Funds Inc., as of December 31, 2023, the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of each of the Funds as of December 31, 2023, and the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Funds are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of December 31, 2023, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
DELOITTE & TOUCHE LLP
Denver, Colorado
February 23, 2024
We have served as the auditor of one or more Empower investment companies since 1982.

TAX INFORMATION (unaudited)
Each Fund intends to pass through foreign tax credits and have derived gross income from sources within foreign countries amounting to the following:
Dividends paid by each Fund from net investment income and distributions of net realized short-term capital gains are, for federal income tax purposes, taxable as ordinary income to shareholders. Of the ordinary income distributions declared for the year ended December 31, 2023, the following are the percentages that qualify for the dividend received deduction available to each Fund's corporate shareholders.
Percent of Ordinary Income Distributions Qualifying for Dividends Received
Empower Large Cap Growth Fund	100%
Empower Large Cap Value Fund	98%
Empower S&P 500® Index Fund	100%

Empower Large Cap Value Fund
Investment Sub-Advisory Contract Approval
The Board of Directors (the “Board”) of Empower Funds, Inc. (the “Company”), including the Directors who are not interested persons of the Company (the “Independent Directors”), at a meeting held on October 5–6, 2023 (the “Meeting”), unanimously approved the investment sub-advisory agreement (the “Agreement”) between the Company, Empower Capital Management, LLC (“ECM”) and Putnam Investment Management, LLC (“Putnam” or the “Sub-Adviser”) with respect to the Fund.
Pursuant to the Agreement, the Sub-Adviser, subject to general supervision and oversight by ECM and the Board, will be responsible for the day-to-day management of the investment and reinvestment of the assets of its allocated portion of the Fund’s portfolio, which includes making decisions to buy, sell or hold any particular security.
In approving the Agreement, the Board considered such information as the Board deemed reasonably necessary to evaluate the terms of the Agreement.  In its deliberations, the Board did not identify any single factor as being determinative.  Rather, the Board’s approval was based on each Director’s business judgment after a comprehensive consideration of the information as a whole.  Individual Directors may have weighed certain factors differently and assigned varying degrees of materiality to information considered by the Board.  The Independent Directors were assisted in their deliberations by independent legal counsel.
The Board considered that the Sub-Adviser is a current sub-adviser of the Fund, and that its parent corporation, Great-West Lifeco Inc., intends to sell Putnam to Franklin Resources, Inc. on or about January 1, 2024 (the “Transaction”).  The Board further considered that Putnam commenced management of its allocated portion of the Fund’s portfolio in June 2011 and that the Board most recently approved the continuation of the investment sub-advisory agreement between the Company, ECM and Putnam at its meeting held on April 20, 2023 (the “April Meeting”) as part of a multi-faceted annual review process.
Based upon its review of the Agreement and the information provided to it, the Board concluded that the Agreement was reasonable in light of the services to be performed, fees to be charged and such other matters as the Directors considered relevant in the exercise of their business judgment.  The principal factors and conclusions that formed the basis for the Directors’ determinations to approve the Agreement are discussed below.
Nature, Extent and Quality of Services
The Board considered the nature, extent and quality of services to be provided to the Fund by the Sub-Adviser.  Among other things, the Board considered the Sub-Adviser’s personnel, experience, resources and performance track record in managing its allocated portion of the Fund’s portfolio, its ability to provide or obtain such services as may be necessary in managing, acquiring and disposing of investments on behalf of the Fund, and its ability to provide research and obtain and evaluate the economic, statistical and financial data relevant to the investment policies of the Fund.  The Board also reviewed the qualifications, education, experience and tenure of the portfolio managers to be responsible for the day-to-day management of the Fund.  In addition, the Board considered the Sub-Adviser’s reputation for management of its investment strategies, its investment-decision making process, its disaster recovery procedures, including cybersecurity risk mitigation, its overall financial condition and ability to carry out its obligations to the Fund, its technical resources, operational capabilities and safeguards, and compliance policies and procedures, as well as the Sub-Adviser’s practices regarding the selection and compensation of brokers and dealers for the execution of portfolio transactions and the procedures it uses for obtaining best execution of portfolio transactions.  As part of its assessment of the nature, extent and quality of services, the Board evaluated information regarding the Sub-Adviser’s regulatory and compliance environment and compliance policies and procedures.  The Board noted the Chief Compliance Officer’s assessment that the Sub-Adviser’s compliance program appears to be reasonably designed to comply with the requirements of Rule 38a‑1 under the Investment Company Act of 1940, as amended.
The Board also considered Putnam’s representations that the Sub-Adviser personnel providing services to the Fund would remain the same after the Transaction, that the Transaction would not impact the nature or quality of services provided by the Sub-Adviser to the Fund and that the Transaction would not impact the resources, focus, culture or operations of the Sub-Adviser.
The Board concluded that it was satisfied with the nature, extent and quality of the services to be provided to the Fund by the Sub-Adviser.

Investment Performance
The Board noted the performance information regarding the Fund it considered at the April Meeting and at subsequent meetings.  The Board considered information provided by ECM concluding that it was satisfied with the investment performance of the Sub-Adviser.
Costs and Profitability
The Board considered the costs of services to be provided by the Sub-Adviser.  With respect to the costs of services, the Board considered the structure and level of the sub-advisory fees payable by ECM to the Sub-Adviser.  The Board noted the information it received at the April Meeting regarding the standard institutional fee schedule for Putnam’s U.S. large cap value strategy, as well as the fees for its own retail mutual fund managed in the same investment style as its allocated portion of the Fund.  The Board noted explanations for any differences in fee schedules, such as applicable legal, governance and capital structures, historical pricing arrangements, account size, and the totality of the client relationship, anticipated flows and projected growth, as well as differences in risks assumed and services provided as between the Fund and other types of accounts.
The Board also considered the overall financial soundness of the Sub-Adviser.  The Board reviewed the statement of financial condition of the Sub-Adviser and the profits estimated to have been realized by Putnam as provided at the April Meeting.  Based on the information provided, the Board concluded that the costs of the services provided and the profits estimated to have been realized by Putnam were not unreasonable in relation to the nature, extent and quality of the services provided.
Economies of Scale
In evaluating economies of scale, the Board considered, among other things, the level of sub-advisory fees payable by ECM and whether those fees include breakpoints and the current level of Fund assets that will be allocated to the Sub-Adviser.  Based on the information provided, the Board concluded that the sub-advisory fee schedule reflects an appropriate recognition of economies of scale.
Other Factors
The Board considered ancillary benefits to be derived by the Sub-Adviser from its relationship with the Fund as part of the total mix of information evaluated by the Board.  The Board noted that Putnam may receive ancillary benefits from soft-dollar arrangements by which brokers provide research to Putnam in return for allocating Fund brokerage to such brokers.  The Board also noted Putnam’s previous statement considered at the April Meeting that the Fund’s performance record forms part of the overall performance record of the Fund and, as a result, prospective advisory clients may consider Fund performance records in selecting the Sub-Adviser to manage a portion of their assets, a benefit that the Sub-Adviser believes does not result in a material economic value.  The Board concluded that the proposed sub-advisory fees were reasonable, taking into account any ancillary benefits to be derived by the Sub-Adviser.
Conclusion
Based upon all of the information considered and the conclusions reached, the Board determined that the terms of the Agreement are reasonable and that the approval of the Agreement is in the best interests of the Funds.

Fund Directors and Officers
Empower Funds is organized under Maryland law, and is governed by the Board of Directors. The following table provides information about each of the Directors and executive officers of Empower Funds.
Interested Director*****
Name, Address, and Age	Positions(s) Held with Empower Funds	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Director	Other Directorships Held by Director
Jonathan D. Kreider 8515 East Orchard Road, Greenwood Village, CO 80111 40	Director, President & Chief Executive Officer	Since 2020	Executive Vice President & Head of Empower Investments, Empower, Empower of America and Empower Life & Annuity Insurance Company of New York (“Empower of NY”); President, Chief Executive Officer & Manager, ECM; formerly, Vice President, Empower Funds Investment Products and Empower Advisory Group, LLC (“EAG”)	45	N/A
Interested Director*****
Name, Address, and Age	Positions(s) Held with Empower Funds	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Director	Other Directorships Held by Director
Jonathan D. Kreider 8515 East Orchard Road, Greenwood Village, CO 80111 40	Director, President & Chief Executive Officer	Since 2020	Executive Vice President & Head of Empower Investments, Empower, Empower of America and Empower Life & Annuity Insurance Company of New York (“Empower of NY”); President, Chief Executive Officer & Manager, ECM; formerly, Vice President, Empower Funds Investment Products and Empower Advisory Group, LLC (“EAG”)	45	N/A
Officers
Name, Address, and Age	Positions(s) Held with Empower Funds	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Fund in Fund Complex Overseen by Director	Other Directorships Held by Director
Jonathan D. Kreider 8515 East Orchard Road, Greenwood Village, CO 80111 40	Director, President & Chief Executive Officer	Since 2020	Executive Vice President & Head of Empower Investments, Empower, Empower of America and Empower of NY; President, Chief Executive Officer & Manager, ECM; formerly, Vice President, Empower Funds Investment Products and EAG	45	N/A

Officers
Name, Address, and Age	Positions(s) Held with Empower Funds	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Fund in Fund Complex Overseen by Director	Other Directorships Held by Director
Katherine Stoner 8515 East Orchard Road, Greenwood Village, CO 80111 67	Chief Compliance Officer	Since 2016	Vice President, Compliance Empower Investments, Empower; Chief Compliance Officer, ECM and EAG	N/A	N/A
Ryan L. Logsdon 8515 East Orchard Road, Greenwood Village, CO 80111 49	Chief Legal Officer & Secretary	Since 2010 (as Secretary) Since 2021 (as Chief Legal Officer)	Vice President, Deputy General Counsel & Corporate Secretary, Empower, Empower of America & Empower of NY; Vice President & Counsel, ECM; formerly, Vice President & Counsel, Empower Funds; Vice President, Counsel & Secretary, EAG & EFSI	N/A	N/A
Kelly B. New 8515 East Orchard Road, Greenwood Village, CO 80111 48	Chief Financial Officer & Treasurer	Since 2021	Vice President, Fund Administration, Empower; Chief Financial Officer & Treasurer, ECM; Vice President & Treasurer, CITs, Empower Trust Company, LLC (“ETC”); formerly, Assistant Treasurer Empower Funds, ECM & ETC	N/A	N/A
John A. Clouthier 8515 East Orchard Road, Greenwood Village, CO 80111 56	Assistant Treasurer	Since 2007	Vice President, Fund Administration, Empower; Assistant Treasurer, ECM; Assistant Vice President and Assistant Treasurer, ETC	N/A	N/A
Abhijit Dande 8515 East Orchard Road, Greenwood Village, CO 80111 43	Derivatives Risk Manager	Since 2022	Vice President, Financial Risk Management, Empower; Derivatives Risk Manager, ECM	N/A	N/A
* A Director who is not an “interested person” of Empower Funds (as defined in Section 2(a)(19) of the 1940 Act, as amended) is referred to as an “Independent Director.”

** Each Director serves until the next shareholders’ meeting (and until the election and qualification of a successor), or until death, resignation, removal or retirement which takes effect no later than May 1 following his or her 75th birthday unless otherwise determined by the remaining directors. The remaining Independent Directors determined that Ms. Klapper and Mr. McConahey should continue on the Board until at least May 1, 2024. Officers are elected by the Board on an annual basis to serve until their successors have been elected and qualified.
*** Mr. Hillary is the sole member of Resolute Capital Asset Partners LLC, which is the general partner for Resolute Capital Asset Partners Fund I LP. Goldman Sachs & Co. LLC, the clearing agent and custodian for Resolute Capital Asset Partners Fund I LP, is the parent company of Goldman Sachs Asset Management, LP, the Sub-Adviser of the Empower Inflation-Protected Securities Fund, Empower Mid Cap Value Fund and other series of Empower Funds; and a Sub-Adviser of the Empower Core Bond Fund. Mr. Hillary has personal banking accounts with an affiliate of J.P. Morgan Investment Management Inc., a Sub-Adviser of the Empower International Growth Fund, Empower Large Cap Growth Fund and other series of Empower Funds. Mr. Hillary receives no special treatment due to the relationship.
**** Mr. Hudner’s daughter is employed by JP Morgan Chase, N.A., an affiliate of J.P. Morgan Investment Management Inc., a Sub-Adviser of the Empower International Growth Fund, Empower Large Cap Growth Fund and other series of Empower Funds. Mr. Hudner has personal investments in the following: (1) a mutual fund advised by Lazard Asset Management LLC, a Sub-Adviser of the Empower Emerging Markets Equity Fund, (2) a mutual fund advised by Massachusetts Financial Services Company, a Sub-Adviser of the Empower International Value Fund, and (3) a mutual fund advised by Virtus Investment Advisers, Inc., an affiliate of Virtus Fixed Income Advisers, LLC, a Sub-Adviser of the Empower Multi-Sector Bond Fund. Mr. Hudner receives no special treatment due to his ownership of such mutual funds.
***** An “Interested Director” refers to a Director who is an “interested person” of Empower Funds (as defined in Section 2(a)(19) of the 1940 Act, as amended) by virtue of their affiliation with ECM.
There are no arrangements or understandings between any Director or officer and any other person(s) pursuant to which s/he was elected as Director or officer.
Additional information about Empower Funds and its Directors is available in the Empower Funds’ Statement of Additional Information (“SAI”), which can be obtained free of charge upon request to: Secretary, Empower Funds, Inc., 8525 East Orchard Road, Greenwood Village, Colorado 80111; (866) 831-7129. The SAI is also available on the Fund’s web site at https://www.empower.com.
Availability of Quarterly Portfolio Schedule
Empower Funds files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. Empower Funds’ Form N-PORT reports are available on the Commission’s website at http://www.sec.gov.
Availability of Proxy Voting Policies and Procedures
A description of the policies and procedures that Empower Funds uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling (866) 831-7129, and on the Securities and Exchange Commission’s website at http://www.sec.gov.

Availability of Proxy Voting Record
Information regarding how Empower Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling (866) 831-7129, and on the Securities and Exchange Commission’s website at http://www.sec.gov.

ITEM 2. CODE OF ETHICS.
(a)  As of the end of the period covered by this report, the registrant has adopted a Code of Ethics (the “Code of Ethics”) that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.
(b)  For purposes of this Item, "code of ethics" means written standards that are reasonably designed to deter wrongdoing and to promote:
(1) Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;
(2) Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;
(3) Compliance with applicable governmental laws, rules, and regulations;
(4) The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and
(5) Accountability for adherence to the code.
(c)  During the period covered by this report, there have been no amendments to the registrant’s Code of Ethics.
(d)  During the period covered by this report, the registrant has not granted any express or implicit waivers from the provisions of the Code of Ethics.
(e)   Registrant’s Code of Ethics is attached hereto.
ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.
Mr. Stephen A. Lake is the audit committee financial expert and is "independent," pursuant to general instructions on Form N-CSR, Item 3.
An “audit committee financial expert” is not an “expert” for any purpose, including for purposes of Section 11 of the Securities Act of 1933, as a result of being designated as an “audit committee financial expert.”  Further, the designation of a person as an “audit committee financial expert” does not mean that the person has any greater duties, obligations, or liability than those imposed on the person without the “audit committee financial expert” designation.  Similarly, the designation of a person as an “audit committee financial expert” does not affect the duties, obligations, or liability of any other member of the Audit Committee or Board of Directors.
ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.
(a)  Audit Fees. The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years were: $1,031,500 for fiscal year 2022 and $1,050,700 for fiscal year 2023.

(b)  Audit-Related Fees. The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item were: $42,000 for fiscal year 2022 and $44,680 for fiscal year 2023.  The nature of the services comprising the fees disclosed under this category involved performance of 17f-2 (self-custody) audits and administrative services related to the audit.
(c)  Tax Fees. The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning were: $0 for fiscal year 2022 and $0 for fiscal year 2023.
(d)  All Other Fees.  There were no fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs ((a) through (c) of this Item).
(e)   (1) Audit Committee’s Pre-Approval Policies and Procedures.
Pre-Approval of Audit Services. The Audit Committee must approve prior to retention all audit, review or attest engagements required under the securities laws that are provided to Empower Funds by its independent auditors.  The Audit Committee will not grant such approval to any auditors that are proposed to perform an audit for Empower Funds if a chief executive officer, controller, chief financial officer, chief accounting officer or any person serving in an equivalent position for Empower Funds that is responsible for the financial reporting or operations of Empower Funds was employed by those auditors and participated in any capacity in an audit of Empower Funds during the year period (or such other period proscribed under Securities Exchange Commission rules) preceding the date of initiation of such audit.
Pre-Approval of Non-Audit Services. The Audit Committee must pre-approve any non-audit services, including tax services, to be provided to Empower Funds by its independent auditors (except those within applicable de minimis statutory or regulatory exceptions)1 provided that Empower Funds’ auditors will not provide the following non-audit services to Empower Funds: (a) bookkeeping or other services related to the accounting records or financial statements of Empower Funds; (b) financial information systems design and implementation; (c) appraisal or valuation services, fairness opinions, or contribution-in-kind reports; (d) actuarial services; (e) internal audit outsourcing services; (f) management functions or human resources; (g) broker-dealer, investment adviser, or investment banking services; (h) legal services; (i) expert services unrelated to the audit; and (j) any other service that the Public Company Accounting Oversight Board determines, by regulation, is impermissible. 2
Pre-approval with respect to Non-Empower Funds Entities. The Audit Committee must pre-approve any non-audit services that relate directly to the operations and financial reporting of Empower Funds (except those within applicable de minimis statutory or regulatory exceptions)3 to be provided by Empower Funds’ auditors to (a) Empower Funds’ investment adviser; and (b) any entity controlling, controlled by, or under common control with the investment adviser if that entity provides ongoing services to Empower Funds.4  The Audit Committee may approve audit and non-audit services on a case-by-case basis or adopt pre-approval policies and procedures that are detailed as to a particular service, provided that the Audit Committee is informed promptly of each service, or use a combination of these approaches.
Delegation .  The Audit Committee may delegate pre-approval authority to one or more of the Audit Committee's members.  Any member or members to whom such pre-approval authority is delegated must report any pre-approval decisions to the Audit Committee at its next scheduled meeting.
(f)   (2) 100% of the services described pursuant to paragraphs (b) through (d) of this Item 4 of Form N-CSR were approved by the Audit Committee, and no such services were approved by the Audit Committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.
(g)   Not Applicable.
(h)  The aggregate non-audit fees billed by the registrant’s accountant for services rendered to the registrant, and rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for fiscal year 2022 equaled $1,022,840 and for fiscal year 2023 equaled $1,795,449.
(i)  The registrant’s Audit Committee of the Board of Directors has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.
ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.
Not applicable.
ITEM 6.  INVESTMENTS.
(a)   The schedule is included as part of the report to shareholders filed under Item 1 of this Form.
(b)   Not applicable.
ITEM 7.  DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.
ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.
ITEM 9.  PURCHASE OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.
Not applicable.
ITEM 10.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.
There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors that were implemented after the registrant last provided disclosure in response to this Item.

ITEM 11.  CONTROLS AND PROCEDURES.
(a)  The registrant's principal executive officer and principal financial officer have concluded, based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures provide reasonable assurance that material information required to be disclosed by the registrant in the report it files or submits on Form N-CSR is recorded, processed, summarized and reported, within the time periods specified in the commission's rules and forms and that such material information is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, as appropriate, in order to allow timely decisions regarding required disclosure.
(b)  The registrant's principal executive officer and principal financial officer are aware of no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.
ITEM 12.        DISCLOSURE OF LENDING ACTIVITES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
(a)   Not applicable.
ITEM 13. EXHIBITS.
(a)   (1) Code of Ethics required by Item 2 of Form N-CSR is attached hereto.
(2) A separate certification for each principal executive and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 is attached hereto.
(3) Not applicable.
(4) Not applicable.
(b)  A separate certification for each principal executive and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940 is attached hereto.

1No pre-approval is required as to non-audit services provided to Empower Funds if: (a) the aggregate amount of all non-audit services provided to Empower Funds constitute not more than 5% of the total amount of revenues paid by Empower Funds to the independent auditors during the fiscal year in which the services are provided; (b) these services were not recognized by Empower Funds at the time of the engagement to be non-audit services; and (c) the services are promptly brought to the attention of the Audit Committee and approved by the Audit Committee prior to the completion of the audit.
2With respect to the prohibitions on (a) bookkeeping; (b) financial information systems design and implementation; (c) appraisal, valuation, fairness opinions, or contribution-in-kind reports; (d) actuarial; and (e) internal audit outsourcing, such services are permitted to be provided if it is reasonable to conclude that the results of these services will not be subject to audit procedures during an audit of the audit client's financial statements.
3For non-audit services provided to the adviser and entities in a control relationship with the adviser, no pre-approval is required if: (a) the aggregate amount of all non-audit services provided constitute not more than 5% of the total amount of revenues paid to the independent auditors during the fiscal year in which the services are provided to Empower Funds, Empower Funds’ investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser if that entity provides ongoing services to Empower Funds; (b) these services were not recognized by Empower Funds at the time of the engagement to be non-audit services; and (c) the services are promptly brought to the attention of the Audit Committee and approved by the Audit Committee prior to the completion of the audit.
4No pre-approval is required by the Audit Committee as to non-audit services provided to any Empower Funds sub-adviser that primarily provides portfolio management services and is under the direction of another investment adviser and is not affiliated with Empower Funds’ primary investment adviser.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
EMPOWER FUNDS, INC.
By:	/s/ Jonathan D. Kreider

Jonathan D. Kreider
Director, President & Chief Executive Officer
Date:February 23, 2024
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.
By:	/s/ Jonathan D. Kreider

Jonathan D. Kreider
Director, President & Chief Executive Officer
Date:February 23, 2024
By:	/s/ Kelly B. New

Kelly B. New
Chief Financial Officer & Treasurer
Date:February 23, 2024